UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21746

Name of Fund:  Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Advertising Agencies - 0.4%	AMREP Corp. (a)	300	$4,710
	Arbitron, Inc.	4,600	69,046
	Constant Contact, Inc. (a)	3,300	46,167
	DG FastChannel, Inc. (a)	2,700	50,679
	Harte-Hanks, Inc.	6,000	32,100
	Marchex, Inc. Class B	4,000	13,760
	National CineMedia, Inc.	6,800	89,624
	Valassis Communications, Inc. (a)	7,500	11,775
	ValueClick, Inc. (a)	14,930	127,054

			444,915

Aerospace - 1.4%	AAR Corp. (a)(b)	6,700	84,018
	AeroVironment, Inc. (a)(b)	1,600	33,440
	Argon ST, Inc. (a)	2,100	39,837
	Axsys Technologies, Inc. (a)	1,400	58,856
	Ceradyne, Inc. (a)	4,400	79,772
	Cubic Corp.	2,400	60,792
	Curtiss-Wright Corp.	7,500	210,375
	Ducommun, Inc.	1,600	23,264
	Esterline Technologies Corp. (a)	4,900	98,931
	Heico Corp.	3,600	87,480
	Herley Industries, Inc. (a)	2,500	29,900
	LMI Aerospace, Inc. (a)	1,600	11,584
	Ladish Co., Inc. (a)	2,500	18,150
	Moog, Inc. Class A (a)	7,100	162,377
	Orbital Sciences Corp. (a)	9,900	117,711
	Teledyne Technologies, Inc. (a)	5,900	157,412
	TransDigm Group, Inc. (a)	5,400	177,336
	Triumph Group, Inc.	2,900	110,780

			1,562,015

Agriculture, Fishing & Ranching - 0.4%	AgFeed Industries, Inc. (a)	3,600	8,136
	Alico, Inc.	600	14,400
	The Andersons, Inc.	3,200	45,248
	Cadiz, Inc. (a)	1,800	14,364
	Cal-Maine Foods, Inc.	2,000	44,780
	Calavo Growers, Inc.	2,000	24,040
	Fresh Del Monte Produce, Inc. (a)	7,200	118,224
	HQ Sustainable Maritime Industries, Inc. (a)	1,400	10,710
	Sanderson Farms, Inc.	3,300	123,915
	Seaboard Corp.	60	60,600

			464,417

Air Transport - 0.7%	AirTran Holdings, Inc. (a)	18,600	84,630
	Alaska Air Group, Inc. (a)(b)	6,000	105,420
	Allegiant Travel Co. (a)	2,200	100,012
	Atlas Air Worldwide Holdings, Inc. (a)	2,100	36,435
	Bristow Group, Inc. (a)	3,900	83,577
	Hawaiian Holdings, Inc. (a)	7,200	26,856
	JetBlue Airways Corp. (a)	28,100	102,565

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	PHI, Inc. (a)	2,400	$23,952
	Republic Airways Holdings, Inc. (a)	5,600	36,288
	SkyWest, Inc.	9,900	123,156
	UAL Corp.	20,400	91,392
	US Airways Group, Inc. (a)	18,500	46,805

			861,088

Aluminum - 0.1%	Kaiser Aluminum Corp.	2,500	57,800

Auto Parts: After Market - 0.1%	ATC Technology Corp. (a)	3,600	40,320
	Dorman Products, Inc. (a)	1,600	14,928
	Superior Industries International, Inc.	3,500	41,475

			96,723

Auto Parts: Original Equipment - 0.1%	American Axle & Manufacturing Holdings, Inc.	7,300	9,636
	Amerigon, Inc. (a)	3,100	11,470
	ArvinMeritor, Inc.	12,700	10,033
	Dana Holding Corp. (a)	16,400	7,544
	Exide Technologies (a)	12,600	37,800
	Fuel Systems Solutions, Inc. (a)	1,900	25,612
	Hayes Lemmerz International, Inc. (a)	17,100	3,163
	Lear Corp. (a)	10,970	8,228
	Quantum Fuel Systems Technologies
	Worldwide, Inc. (a)	13,100	10,480
	Stoneridge, Inc. (a)	2,100	4,431
	Tenneco, Inc. (a)	7,900	12,877
	Wonder Auto Technology, Inc. (a)	2,900	10,382

			151,656

Auto, Trucks & Parts - 0.1%	Commercial Vehicle Group, Inc. (a)	3,500	1,925
	Force Protection, Inc. (a)	12,000	57,480
	Modine Manufacturing Co.	5,200	13,000
	Spartan Motors, Inc.	4,400	17,688
	Wabash National Corp.	5,200	6,396

			96,489

Banks: New York City - 0.1%	Signature Bank (a)	5,700	160,911

Banks: Non U.S. Banks - 0.0%	Banco Latinoamericano de Exportaciones, SA ‘E’	4,300	40,291

Banks: Outside New York City - 5.9%	1st Source Corp.	2,300	41,515
	Amcore Financial, Inc.	3,913	6,261
	Ameris Bancorp	2,200	10,362
	Ames National Corp.	1,000	16,760
	Arrow Financial Corp.	1,700	40,273
	Bancfirst Corp.	1,200	43,680
	BancTrust Financial Group, Inc.	3,300	20,889
	Bank of the Ozarks, Inc.	1,900	43,852
	Banner Corp.	2,400	6,984
	Boston Private Financial Holdings, Inc.	8,500	29,835
	Bryn Mawr Bank Corp.	1,100	18,535
	CVB Financial Corp.	10,842	71,882
	Camden National Corp.	1,200	27,420
	Capital City Bank Group, Inc.	2,000	22,920

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Capitol Bancorp Ltd.	2,300	$9,545
	Cardinal Financial Corp.	4,600	26,404
	Cascade Bancorp	3,800	6,156
	Cathay General Bancorp	8,300	86,569
	Centerstate Banks of Florida, Inc.	1,400	15,414
	Central Pacific Financial Corp.	5,000	28,000
	Chemical Financial Corp.	4,000	83,240
	Citizens & Northern Corp.	1,400	22,736
	Citizens Banking Corp. (a)	19,400	30,070
	City Holding Co.	2,800	76,412
	CityBank	2,200	7,238
	CoBiz Financial, Inc.	2,800	14,700
	The Colonial BancGroup, Inc.	34,800	31,320
	Columbia Banking System, Inc.	3,100	19,840
	Community Bank System, Inc.	5,100	85,425
	Community Trust Bancorp, Inc.	2,500	66,875
	Corus Bankshares, Inc. (a)	6,300	1,701
	Danvers Bancorp, Inc.	2,800	38,668
	East-West Bancorp, Inc.	10,800	49,356
	Encore Bancshares, Inc. (a)	1,000	8,870
	Enterprise Financial Services Corp.	1,700	16,592
	F.N.B. Corp.	14,346	110,034
	Farmers Capital Bank Corp.	1,200	18,804
	Financial Institutions, Inc.	2,100	16,002
	First Bancorp, Inc.	1,300	20,618
	First Bancorp, North Carolina	2,100	25,137
	First BanCorp, Puerto Rico	12,300	52,398
	First Busey Corp.	3,900	30,264
	First Commonwealth Financial Corp.	13,700	121,519
	First Community Bancshares, Inc.	1,500	17,505
	First Financial Bancorp	6,700	63,851
	First Financial Bankshares, Inc.	3,500	168,595
	First Financial Corp.	2,000	73,800
	First Merchants Corp.	3,700	39,923
	First Midwest Bancorp, Inc.	8,100	69,579
	First South Bancorp, Inc.	1,350	14,337
	FirstMerit Corp.	13,800	251,160
	Frontier Financial Corp.	8,350	9,185
	Glacier Bancorp, Inc.	9,850	154,744
	Greene County Bancshares, Inc.	1,917	16,870
	Guaranty Bancorp (a)	8,900	15,575
	Hancock Holding Co.	4,300	134,504
	Hanmi Financial Corp.	6,700	8,710
	Harleysville National Corp.	7,403	44,862
	Heartland Financial USA, Inc.	2,100	28,434
	Heritage Commerce Corp.	1,900	9,975
	Home Bancshares, Inc.	2,026	40,459

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	IBERIABANK Corp.	2,500	$114,850
	Independent Bank Corp./MA	2,700	39,825
	Integra Bank Corp.	3,500	6,615
	International Bancshares Corp.	8,526	66,503
	Investors Bancorp, Inc. (a)	7,400	62,678
	Lakeland Bancorp, Inc.	2,966	23,817
	Lakeland Financial Corp.	2,000	38,380
	MB Financial, Inc.	5,777	78,567
	MainSource Financial Group, Inc.	3,080	24,763
	Meridian Interstate Bancorp, Inc. (a)	1,600	13,472
	Midwest Banc Holdings, Inc.	3,000	3,030
	NASB Financial, Inc.	400	9,340
	NBT Bancorp, Inc.	5,400	116,856
	Nara Bancorp, Inc.	3,800	11,172
	National Penn Bancshares, Inc.	13,686	113,594
	Old National Bancorp	11,400	127,338
	Old Second Bancorp, Inc.	2,353	14,942
	Oriental Financial Group	3,400	16,592
	Pacific Capital Bancorp	7,800	52,806
	Pacific Continental Corp.	1,700	19,788
	PacWest Bancorp	4,129	59,169
	Park National Corp.	1,900	105,925
	Peapack-Gladstone Financial Corp.	1,300	23,439
	Pennsylvania Commerce Bancorp, Inc. (a)	1,000	18,400
	Peoples Bancorp, Inc.	1,700	22,066
	Pinnacle Financial Partners, Inc. (a)	3,800	90,098
	Premierwest Bancorp	3,990	15,840
	PrivateBancorp, Inc.	3,400	49,164
	Prosperity Bancshares, Inc.	6,700	183,245
	Provident Bankshares Corp.	5,700	40,185
	Provident Financial Services, Inc.	10,100	109,181
	Renasant Corp.	3,250	40,820
	Republic Bancorp, Inc. Class A	1,511	28,210
	Rockville Financial, Inc.	1,400	12,740
	Roma Financial Corp.	1,100	14,245
	S&T Bancorp, Inc.	4,100	86,961
	SCBT Financial Corp.	1,660	34,694
	SVB Financial Group (a)	4,800	96,048
	SY Bancorp, Inc.	2,385	57,956
	Sandy Spring Bancorp, Inc.	2,800	31,248
	Santander BanCorp	400	3,152
	Seacoast Banking Corp. of Florida	2,500	7,575
	Shore Bancshares, Inc.	1,600	26,800
	Sierra Bancorp	1,000	9,730
	Simmons First National Corp. Class A	2,300	57,937
	Smithtown Bancorp, Inc.	1,900	21,432
	The South Financial Group, Inc.	12,300	13,530

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Southside Bancshares, Inc.	1,871	$35,362
	Southwest Bancorp, Inc.	2,500	23,450
	State Bancorp, Inc.	2,300	17,710
	StellarOne Corp.	3,700	44,067
	Sterling Bancorp	3,260	32,274
	Sterling Bancshares, Inc.	12,400	81,096
	Sterling Financial Corp.	6,560	13,579
	Suffolk Bancorp	1,700	44,183
	Sun Bancorp, Inc. (a)	2,509	13,022
	Susquehanna Bancshares, Inc.	14,674	136,908
	Texas Capital Bancshares, Inc. (a)	4,300	48,418
	Tompkins Trustco, Inc.	1,090	46,870
	Towne Bank	3,400	55,522
	Trico Bancshares	2,300	38,502
	TrustCo Bank Corp. NY	12,800	77,056
	Trustmark Corp.	8,500	156,230
	UCBH Holdings, Inc.	17,700	26,727
	UMB Financial Corp.	5,200	220,948
	Umpqua Holdings Corp.	10,188	92,303
	Union Bankshares Corp.	2,150	29,778
	United Bankshares, Inc.	6,400	110,336
	United Community Banks, Inc.	6,444	26,808
	United Security Bancshares	1,121	8,251
	Univest Corp. of Pennsylvania	2,000	35,000
	Washington Trust Bancorp, Inc.	2,200	35,750
	WesBanco, Inc.	4,700	107,301
	West Bancorp., Inc.	3,300	24,585
	West Coast Bancorp	2,600	5,772
	Westamerica Bancorp.	4,700	214,132
	Western Alliance Bancorp (a)	3,200	14,592
	Wilshire Bancorp, Inc.	2,800	14,448
	Wintrust Financial Corp.	4,000	49,200
	Yardkin Valley Financial Corp.	2,200	16,390

			6,794,431

Beverage: Brewers(Wineries) - 0.0%	Boston Beer Co., Inc. Class A (a)	1,500	31,290

Beverage: Soft Drinks - 0.2%	Coca-Cola Bottling Co. Consolidated	600	31,230
	Farmer Bros. Co.	900	16,020
	Green Mountain Coffee Roasters, Inc. (a)	2,900	139,200
	National Beverage Corp. (a)	1,680	15,406
	Peet’s Coffee & Tea, Inc. (a)	2,000	43,240

			245,096

Biotechnology Research & Production - 4.9%	AMAG Pharmaceuticals, Inc. (a)	2,690	98,911
	Acadia Pharmaceuticals, Inc. (a)(b)	5,600	5,320
	Accelrys, Inc. (a)	5,200	20,696
	Acorda Therapeutics, Inc. (a)	6,000	118,860
	Affymax, Inc. (a)	2,000	32,220
	Albany Molecular Research, Inc. (a)	4,300	40,549

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Alexion Pharmaceuticals, Inc. (a)(b)	13,500	$508,410
	Allos Therapeutics, Inc. (a)	8,600	53,148
	Alnylam Pharmaceuticals, Inc. (a)	6,000	114,240
	Amicus Therapeutics, Inc. (a)	800	7,304
	Arena Pharmaceuticals, Inc. (a)	12,500	37,625
	Ariad Pharmaceuticals, Inc. (a)	12,700	15,113
	Arqule, Inc. (a)	5,900	24,426
	Array Biopharma, Inc. (a)	7,800	20,592
	Biodel, Inc. (a)	1,700	8,857
	BioMimetic Therapeutics, Inc. (a)	2,200	15,620
	CV Therapeutics, Inc. (a)	10,300	204,764
	Celera Corp. (a)	13,300	101,479
	Cell Genesys, Inc. (a)	14,200	4,117
	Celldex Therapeutics, Inc. (a)	2,700	17,577
	Cepheid, Inc. (a)	9,600	66,240
	Clinical Data, Inc. (a)	1,600	17,280
	Cougar Biotechnology, Inc. (a)	2,400	77,280
	Cubist Pharmaceuticals, Inc. (a)(b)	9,200	150,512
	Cypress Bioscience, Inc. (a)	6,400	45,376
	Cytokinetics, Inc. (a)	4,700	7,990
	Cytori Therapeutics, Inc. (a)	3,800	6,536
	Dendreon Corp. (a)	15,700	65,940
	Discovery Laboratories, Inc. (a)	16,300	19,886
	Dyax Corp. (a)	8,800	22,088
	Emergent Biosolutions, Inc. (a)	2,100	28,371
	Enzo Biochem, Inc. (a)	4,900	19,698
	Enzon Pharmaceuticals, Inc. (a)	7,600	46,132
	Exelixis, Inc. (a)	17,800	81,880
	Facet Biotech Corp. (a)	4,080	38,760
	GTx, Inc. (a)	2,900	30,682
	Genomic Health, Inc. (a)	2,100	51,198
	Geron Corp. (a)	13,700	61,239
	Halozyme Therapeutics, Inc. (a)	10,300	56,238
	Human Genome Sciences, Inc. (a)	23,500	19,505
	Idenix Pharmaceuticals, Inc. (a)	4,200	12,936
	Idera Pharmaceuticals, Inc. (a)	3,300	21,351
	ImmunoGen, Inc. (a)	8,300	58,930
	Immunomedics, Inc. (a)	11,000	10,560
	Incyte Corp. (a)	12,200	28,548
	InterMune, Inc. (a)	5,600	92,064
	Kensey Nash Corp. (a)	1,200	25,524
	Lexicon Genetics, Inc. (a)	12,600	13,734
	Life Sciences Research, Inc. (a)	1,300	9,321
	Ligand Pharmaceuticals, Inc. Class B (a)	15,900	47,382
	MannKind Corp. (a)	8,700	30,276
	Marshall Edwards, Inc. (a)	2,300	920
	Martek Biosciences Corp.	5,600	102,200

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Maxygen, Inc. (a)	3,700	$25,160
	Medarex, Inc. (a)	21,300	109,269
	Medivation, Inc. (a)	4,100	74,907
	Metabolix, Inc. (a)	3,500	23,870
	Molecular Insight Pharmaceuticals, Inc. (a)	3,400	12,104
	Momenta Pharmaceuticals, Inc. (a)	4,100	45,141
	Myriad Genetics, Inc. (a)	14,800	672,956
	NPS Pharmaceuticals, Inc. (a)	7,700	32,340
	Nabi Biopharmaceuticals (a)	9,400	34,780
	Nanosphere, Inc. (a)	1,900	9,443
	Nektar Therapeutics (a)	15,600	84,084
	Neurocrine Biosciences, Inc. (a)	6,600	23,430
	Novavax, Inc. (a)	10,100	10,302
	OSI Pharmaceuticals, Inc. (a)	9,600	367,296
	Onyx Pharmaceuticals, Inc. (a)	9,320	266,086
	Opko Health, Inc. (a)	6,800	6,664
	Orexigen Therapeutics, Inc. (a)	3,800	9,918
	Osiris Therapeutics, Inc. (a)	2,500	34,500
	PDL BioPharma, Inc.	20,300	143,724
	Pharmasset, Inc. (a)	3,100	30,411
	Progenics Pharmaceuticals, Inc. (a)	4,500	29,655
	Protalix BioTherapeutics, Inc. (a)	1,860	3,720
	RTI Biologics, Inc. (a)	8,800	25,080
	Regeneron Pharmaceuticals, Inc. (a)	10,100	139,986
	Repligen Corp. (a)	5,900	28,261
	Rexahn Pharmaceuticals, Inc. (a)	4,300	3,010
	Rigel Pharmaceuticals, Inc. (a)	6,200	38,068
	Sangamo Biosciences, Inc. (a)	6,500	27,495
	Savient Pharmaceuticals, Inc. (a)	9,104	45,065
	Seattle Genetics, Inc. (a)	10,400	102,544
	Sequenom, Inc. (a)	9,900	140,778
	Sucampo Pharmaceuticals, Inc. Class A (a)	1,900	11,647
	Synta Pharmaceuticals Corp. (a)	3,300	7,062
	Targacept, Inc. (a)	2,800	7,504
	Theravance, Inc. (a)	8,600	146,200
	ViroPharma, Inc. (a)	12,800	67,200
	XOMA Ltd. (a)	22,300	11,819
	ZymoGenetics, Inc. (a)	6,300	25,137

			5,693,021

Building Materials - 0.7%	Acuity Brands, Inc. (b)	6,600	148,764
	Ameron International Corp.	1,500	78,990
	Gibraltar Industries, Inc.	4,700	22,184
	Headwaters, Inc. (a)	7,400	23,236
	LSI Industries, Inc.	3,000	15,510
	Louisiana-Pacific Corp.	17,200	38,356
	NCI Building Systems, Inc. (a)	3,300	7,326
	Orion Energy Systems, Inc. (a)	900	3,969

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Quanex Building Products Corp.	6,300	$47,880
	Simpson Manufacturing Co., Inc.	6,200	111,724
	Texas Industries, Inc.	3,990	99,750
	Trex Co., Inc. (a)	2,600	19,838
	Watsco, Inc.	3,900	132,717

			750,244

Building: Air Conditioning - 0.1%	Comfort Systems USA, Inc.	7,000	72,590

Building: Cement - 0.0%	U.S. Concrete, Inc. (a)	5,500	11,000

Building: Heating & Plumbing - 0.1%	Aaon, Inc. (b)	2,000	36,240
	Interline Brands, Inc. (a)	5,700	48,051

			84,291

Building: Miscellaneous - 0.1%	Builders FirstSource, Inc. (a)	2,500	5,050
	Griffon Corp. (a)	8,374	62,805

			67,855

Building: Roofing & Wallboard - 0.1%	Beacon Roofing Supply, Inc. (a)	7,500	100,425
	China Architectural Engineering, Inc. (a)	3,500	3,430

			103,855

Cable Television Services - 0.0%	Charter Communications, Inc. Class A (a)	70,300	1,462
	Knology, Inc. (a)	4,600	18,952
	Mediacom Communications Corp. Class A (a)	7,400	29,822

			50,236

Casinos & Gambling - 0.4%	Ameristar Casinos, Inc.	4,300	54,094
	Bally Technologies, Inc. (a)	9,200	169,464
	Dover Downs Gaming & Entertainment, Inc.	2,350	7,215
	Elixir Gaming Technologies, Inc. (a)	13,700	1,507
	Isle of Capri Casinos, Inc. (a)	2,700	14,283
	Monarch Casino & Resort, Inc. (a)	1,600	8,256
	Pinnacle Entertainment, Inc. (a)	10,140	71,386
	Riviera Holdings Corp. (a)	1,700	1,734
	Shuffle Master, Inc. (a)	8,100	23,247
	WMS Industries, Inc. (a)	7,350	153,689

			504,875

Chemicals - 1.2%	Aceto Corp.	4,300	25,628
	American Vanguard Corp.	3,000	38,700
	Arch Chemicals, Inc.	4,100	77,736
	Balchem Corp.	2,900	72,877
	Calgon Carbon Corp. (a)	8,700	123,279
	ICO, Inc. (a)	5,200	10,712
	Innophos Holdings, Inc.	1,600	18,048
	Innospec, Inc.	3,900	14,703
	LSB Industries, Inc. (a)	3,100	30,659
	Landec Corp. (a)	3,300	18,381
	NewMarket Corp.	2,300	101,890
	OM Group, Inc. (a)	4,900	94,668
	Olin Corp.	12,300	175,521
	Penford Corp.	1,700	6,171
	PolyOne Corp. (a)	15,100	34,881

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Polypore International, Inc. (a)	2,400	$9,648
	Quaker Chemical Corp.	1,900	15,086
	Rockwood Holdings, Inc. (a)	7,000	55,580
	Schulman A, Inc.	4,300	58,265
	Sensient Technologies Corp.	8,100	190,350
	ShengdaTech, Inc. (a)	4,400	13,640
	Solutia, Inc. (a)	15,400	28,798
	Stepan Co.	1,000	27,300
	W.R. Grace & Co. (a)(b)	12,100	76,472
	Westlake Chemical Corp.	3,100	45,353
	Zep, Inc.	3,550	36,317

			1,400,663

Coal - 0.1%	International Coal Group, Inc. (a)	21,700	34,937
	James River Coal Co. (a)	4,300	53,062
	National Coal Corp. (a)	5,600	7,616
	Westmoreland Coal Co. (a)	1,800	12,906

			108,521

Commercial Information Services - 0.0%	HSW International, Inc. (a)	4,100	677
	LECG Corp. (a)	4,300	10,922
	LoopNet, Inc. (a)	5,200	31,616

			43,215

Communications & Media - 0.0%	Belo Corp. Class A	14,800	9,028
	Entravision Communications Corp. Class A (a)	10,200	2,652
	Playboy Enterprises, Inc. Class B (a)	4,900	9,653

			21,333

Communications Technology - 2.6%	3Com Corp. (a)	67,200	207,648
	Acme Packet, Inc. (a)	4,600	27,922
	Adtran, Inc.	9,000	145,890
	Airvana, Inc. (a)	3,700	21,645
	Anaren, Inc. (a)	2,700	29,538
	Anixter International, Inc. (a)(b)	4,900	155,232
	Aruba Networks, Inc. (a)	9,400	29,516
	Avanex Corp. (a)	1,920	3,360
	Avocent Corp. (a)	7,180	87,165
	Bel Fuse, Inc.	1,800	24,192
	BigBand Networks, Inc. (a)	6,100	39,955
	Black Box Corp.	3,000	70,830
	Comtech Telecommunications Corp. (a)	3,900	96,603
	Digi International, Inc. (a)	4,100	31,447
	EMS Technologies, Inc. (a)	2,500	43,650
	Echelon Corp. (a)	5,100	41,259
	Emulex Corp. (a)	13,400	67,402
	Extreme Networks, Inc. (a)	16,700	25,384
	Finisar Corp. (a)	69,102	30,405
	GeoEye, Inc. (a)	2,800	55,300
	Globecomm Systems, Inc. (a)	3,800	22,002
	Harmonic, Inc. (a)	16,200	105,300

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Harris Stratex Networks, Inc. Class A (a)	4,100	$15,785
	Hughes Communications, Inc. (a)	1,100	13,233
	Infinera Corp. (a)	15,400	113,960
	InterDigital, Inc. (a)	7,400	191,068
	Ixia (a)	7,100	36,707
	Loral Space & Communications Ltd. (a)	1,900	40,584
	MRV Communications, Inc. (a)	22,300	6,913
	NETGEAR, Inc. (a)	5,800	69,890
	Nextwave Wireless, Inc. (a)	8,000	1,280
	Novatel Wireless, Inc. (a)	4,700	26,414
	Oplink Communications, Inc. (a)	3,428	26,396
	PC-Tel, Inc.	3,900	16,770
	Plantronics, Inc.	8,200	98,974
	Polycom, Inc. (a)	14,300	220,077
	Power-One, Inc. (a)	12,600	11,088
	Riverbed Technology, Inc. (a)	9,100	119,028
	SeaChange International, Inc. (a)	4,500	25,740
	Shoretel, Inc. (a)	8,000	34,480
	Sonus Networks, Inc. (a)	35,100	55,107
	Starent Networks Corp. (a)	5,200	82,212
	Switch and Data Facilities Co., Inc. (a)	3,300	28,941
	Sycamore Networks, Inc. (a)	31,700	84,639
	Syniverse Holdings, Inc. (a)	8,600	135,536
	Tekelec (a)	10,900	144,207
	Viasat, Inc. (a)	4,400	91,608

			3,052,282

Computer Services Software & Systems - 6.1%	3PAR, Inc. (a)	4,400	28,908
	ACI Worldwide, Inc. (a)(b)	5,800	108,750
	Actuate Corp. (a)(b)	9,900	30,294
	Acxiom Corp.	10,200	75,480
	American Reprographics Co. (a)	6,000	21,240
	American Software Class A	4,400	23,188
	ArcSight, Inc. (a)	800	10,216
	Ariba, Inc. (a)	14,600	127,458
	Art Technology Group, Inc. (a)	21,600	55,080
	AsiaInfo Holdings, Inc. (a)	5,500	92,675
	Avid Technology, Inc. (a)	5,200	47,528
	Blackbaud, Inc.	7,500	87,075
	Blackboard, Inc. (a)	5,200	165,048
	Blue Coat Systems, Inc. (a)	5,600	67,256
	Bottomline Technologies, Inc. (a)	3,500	23,030
	CACI International, Inc. Class A (a)	5,100	186,099
	CSG Systems International, Inc. (a)	5,600	79,968
	Callidus Software, Inc. (a)	5,700	16,530
	China Information Security Technology, Inc. (a)	3,500	11,060
	Chordiant Software, Inc. (a)	5,060	15,332
	Ciber, Inc. (a)	9,500	25,935

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	CommVault Systems, Inc. (a)	7,400	$81,178
	Compellent Technologies, Inc. (a)	2,600	28,210
	ComScore, Inc. (a)	2,900	35,061
	Concur Technologies, Inc. (a)	7,300	140,087
	DealerTrack Holdings, Inc. (a)	6,900	90,390
	Delrek, Inc. (a)	1,400	6,062
	DemandTec, Inc. (a)	3,700	32,375
	Digimarc Corp. (a)	942	9,156
	Digital River, Inc. (a)	6,100	181,902
	DivX, Inc. (a)	3,800	19,114
	Double-Take Software, Inc. (a)	3,100	20,956
	EPIQ Systems, Inc. (a)	5,800	104,574
	Ebix, Inc. (a)	1,100	27,335
	Entrust, Inc. (a)	11,300	17,063
	Epicor Software Corp. (a)	10,000	38,100
	FalconStor Software, Inc. (a)	6,800	16,252
	GSI Commerce, Inc. (a)	4,000	52,400
	Gartner, Inc. Class A (a)	10,100	111,201
	Guidance Software, Inc. (a)	1,900	7,752
	The Hackett Group, Inc. (a)	7,500	15,150
	Hypercom Corp. (a)	9,400	9,024
	i2 Technologies, Inc. (a)	2,200	17,380
	iGate Corp.	3,200	10,368
	infoGROUP, Inc.	5,300	22,048
	InfoSpace, Inc.	5,800	30,160
	Informatica Corp. (a)	14,800	196,248
	Integral Systems, Inc. (a)	2,442	21,001
	Interactive Intelligence, Inc. (a)	1,800	16,308
	Internap Network Services Corp. (a)	8,510	22,892
	Internet Brands, Inc. Class A (a)	4,200	24,654
	Internet Capital Group, Inc. (a)	5,600	22,568
	JDA Software Group, Inc. (a)	4,500	51,975
	Kenexa Corp. (a)	4,100	22,099
	Keynote Systems, Inc. (a)	2,200	17,446
	Lawson Software, Inc. (a)	20,500	87,125
	Limelight Networks, Inc. (a)	3,700	12,395
	MSC.Software Corp. (a)	7,400	41,736
	Macrovision Solutions Corp. (a)	13,938	247,957
	Magma Design Automation, Inc. (a)	7,100	5,325
	Manhattan Associates, Inc. (a)	3,800	65,816
	Mantech International Corp. Class A (a)	3,400	142,460
	Mentor Graphics Corp. (a)	15,200	67,488
	Mercury Computer Systems, Inc. (a)	3,800	21,014
	Micros Systems, Inc. (a)	13,300	249,375
	MicroStrategy, Inc. Class A (a)	1,600	54,704
	Moduslink Global Solutions, Inc. (a)	8,300	21,497
	Monotype Imaging Holdings, Inc. (a)	2,800	10,472

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	NCI, Inc. Class A (a)	1,200	$31,200
	NIC, Inc.	6,400	33,280
	Ness Technologies, Inc. (a)	7,000	20,650
	NetScout Systems, Inc. (a)	4,800	34,368
	NetSuite, Inc. (a)	900	10,134
	Omniture, Inc. (a)	10,413	137,347
	OpenTV Corp. (a)	11,300	17,063
	Opnet Technologies, Inc. (a)	2,600	22,542
	PROS Holdings, Inc. (a)	2,400	11,160
	Parametric Technology Corp. (a)	18,820	187,824
	Pegasystems, Inc.	2,100	38,997
	Perficient, Inc. (a)	5,100	27,540
	Perot Systems Corp. Class A (a)	14,500	186,760
	Phoenix Technologies Ltd. (a)	5,000	8,100
	Progress Software Corp. (a)	7,000	121,520
	QAD, Inc.	1,200	3,036
	Quest Software, Inc. (a)	11,300	143,284
	Rackspace Hosting, Inc. (a)	2,200	16,478
	Radiant Systems, Inc. (a)	4,400	19,404
	RealNetworks, Inc. (a)	15,500	36,115
	RightNow Technologies, Inc. (a)	4,500	34,065
	SAVVIS, Inc. (a)	6,150	37,884
	SPSS, Inc. (a)	3,000	85,290
	SRA International, Inc. Class A (a)	7,100	104,370
	SYNNEX Corp. (a)	3,100	60,977
	Sapient Corp. (a)	14,800	66,156
	Smith Micro Software, Inc. (a)	5,100	26,673
	Solera Holdings, Inc. (a)	9,000	223,020
	Sonic Solutions, Inc. (a)	3,900	4,680
	SonicWALL, Inc. (a)	9,600	42,816
	Sourcefire, Inc. (a)	3,800	27,664
	Stanley, Inc. (a)	1,400	35,546
	SuccessFactors, Inc. (a)	3,700	28,231
	SupportSoft, Inc. (a)	8,700	16,704
	Sybase, Inc. (a)	13,000	393,770
	Synchronoss Technologies, Inc. (a)	3,800	46,588
	Syntel, Inc.	2,000	41,160
	TIBCO Software, Inc. (a)	29,800	174,926
	TNS, Inc. (a)	4,200	34,356
	Taleo Corp. Class A (a)	4,100	48,462
	TechTarget, Inc. (a)	2,200	5,280
	TeleCommunication Systems, Inc. Class A (a)	6,000	55,020
	Terremark Worldwide, Inc. (a)	8,000	21,520
	Tyler Technologies, Inc. (a)	6,600	96,558
	Ultimate Software Group, Inc. (a)	4,200	72,492
	Unica Corp. (a)	1,700	8,211
	VASCO Data Security International, Inc. (a)	4,500	25,920

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	VeriFone Holdings, Inc. (a)	11,500	$78,200
	Vignette Corp. (a)	3,800	25,384
	Virtusa Corp. (a)	1,800	11,160
	Web.Com Group, Inc. (a)	5,100	16,932
	Websense, Inc. (a)	7,800	93,600
	Wind River Systems, Inc. (a)	11,800	75,520

			7,069,940

Computer Technology - 0.7%	Adaptec, Inc. (a)	19,700	47,280
	Cray, Inc. (a)	5,600	19,600
	Data Domain, Inc. (a)	5,200	65,364
	Hutchinson Technology, Inc. (a)	4,000	10,400
	Imation Corp.	4,600	35,190
	Immersion Corp. (a)	4,600	13,478
	Intermec, Inc. (a)	10,300	107,120
	Isilon Systems, Inc. (a)	4,900	10,780
	Netezza Corp. (a)	6,500	44,200
	Palm, Inc. (a)	18,300	157,746
	Quantum Corp. (a)	31,900	21,373
	Rackable Systems, Inc. (a)	5,000	20,300
	Radisys Corp. (a)	3,700	22,422
	Rimage Corp. (a)	1,600	21,360
	STEC, Inc. (a)	4,800	35,376
	Safeguard Scientifics, Inc. (a)	19,700	10,835
	Stratasys, Inc. (a)	3,400	28,118
	Super Micro Computer, Inc. (a)	4,200	20,664
	Synaptics, Inc. (a)	5,450	145,842

			837,448

Construction - 0.6%	EMCOR Group, Inc. (a)	11,300	194,021
	Granite Construction, Inc.	5,400	202,392
	Great Lakes Dredge & Dock Corp.	6,400	19,264
	Insituform Technologies, Inc. Class A (a)	5,900	92,276
	Orion Marine Group, Inc. (a)	3,900	51,090
	Perini Corp. (a)	8,200	100,860
	Sterling Construction Co., Inc. (a)	2,100	37,464

			697,367

Consumer Electronics - 0.3%	Audiovox Corp. Class A (a)	2,800	9,604
	EarthLink, Inc. (a)	17,700	116,289
	TiVo, Inc. (a)	17,200	121,088
	United Online, Inc.	13,044	58,176
	Universal Electronics, Inc. (a)	2,400	43,440

			348,597

Consumer Products - 0.0%	Mannatech, Inc.	2,700	8,991
	USANA Health Sciences, Inc. (a)	1,200	26,832

			35,823

Containers & Packaging:
Metals & Glass - 0.4%	Bway Holding Co. (a)	1,000	7,890
	Rock-Tenn Co. Class A	6,400	173,120
	Silgan Holdings, Inc.	4,200	220,668

			401,678

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Containers & Packaging:
Paper & Plastic - 0.1%	AEP Industries, Inc. (a)	900	$13,743
	Graphic Packaging Holding Co. (a)	23,500	20,445
	Myers Industries, Inc.	4,800	29,472

			63,660

Cosmetics - 0.0%	Elizabeth Arden, Inc. (a)	4,200	24,486
	Inter Parfums, Inc.	1,950	11,368

			35,854

Diversified Financial Services - 0.5%	Advanta Corp. Class B	6,300	4,158
	Broadpoint Securities Group, Inc. (a)	3,200	10,560
	China Direct, Inc. (a)	1,600	2,016
	Duff & Phelps Corp. (a)	1,800	28,350
	Evercore Partners, Inc. Class A	1,700	26,265
	FBR Capital Markets Corp. (a)	4,100	13,489
	FCStone Group, Inc. (a)	3,450	7,866
	Greenhill & Co., Inc.	2,900	214,165
	Piper Jaffray Cos. (a)	3,000	77,370
	Sanders Morris Harris Group, Inc.	3,000	11,700
	Stifel Financial Corp. (a)	4,200	181,902
	Thomas Weisel Partners Group, Inc. (a)	3,021	10,815

			588,656

Diversified Materials & Processing - 0.8%	Belden, Inc.	7,500	93,825
	Brady Corp.	8,400	148,092
	Cabot Microelectronics Corp. (a)	3,700	88,911
	Clarcor, Inc.	8,500	214,115
	Coleman Cable, Inc. (a)	1,300	2,769
	Encore Wire Corp.	3,200	68,576
	Fushi Copperweld, Inc. (a)	2,600	12,480
	Hexcel Corp. (a)	16,100	105,777
	Insteel Industries, Inc.	2,700	18,792
	Koppers Holdings, Inc.	3,600	52,272
	NL Industries, Inc.	1,300	13,000
	Tredegar Corp.	4,100	66,953

			885,562

Diversified Production - 0.1%	Barnes Group, Inc.	8,000	85,520
	Lydall, Inc. (a)	3,100	9,207
	Trimas Corp. (a)	1,700	2,975

			97,702

Drug & Grocery Store Chains - 0.7%	Arden Group, Inc. Class A	200	23,368
	Casey’s General Stores, Inc.	8,200	218,612
	The Great Atlantic & Pacific Tea Co., Inc. (a)	5,907	31,366
	Ingles Markets, Inc. Class A	2,100	31,353
	Nash Finch Co.	2,000	56,180
	The Pantry, Inc. (a)	3,500	61,635
	Ruddick Corp.	7,000	157,150
	Spartan Stores, Inc.	3,500	53,935
	Susser Holdings Corp. (a)	1,600	21,504

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Village Super Market, Inc. Class A	900	$28,053
	Weis Markets, Inc.	2,000	62,080
	Winn-Dixie Stores, Inc. (a)	9,000	86,040

			831,276

Drugs & Pharmaceuticals - 1.8%	Acura Pharmaceuticals, Inc. (a)	1,100	6,996
	Adolor Corp. (a)	8,400	17,136
	Akorn, Inc. (a)	8,400	7,224
	Alexza Pharmaceuticals, Inc. (a)	3,000	6,630
	Alkermes, Inc. (a)	16,100	195,293
	American Oriental Bioengineering, Inc. (a)	10,200	39,372
	Ardea Biosciences, Inc. (a)	2,100	21,609
	Auxilium Pharmaceuticals, Inc. (a)(b)	6,900	191,268
	BMP Sunstone Corp. (a)	3,900	12,597
	BioForm Medical, Inc. (a)	3,200	3,904
	Cadence Pharmaceuticals, Inc. (a)	3,200	30,016
	Cambrex Corp. (a)	4,500	10,260
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	4,928
	China Sky One Medical, Inc. (a)	1,100	12,650
	Columbia Laboratories, Inc. (a)	8,800	12,672
	Depomed, Inc. (a)	9,000	21,240
	Durect Corp. (a)	12,600	28,098
	Inspire Pharmaceuticals, Inc. (a)	7,800	31,668
	Isis Pharmaceuticals, Inc. (a)	15,200	228,152
	Javelin Pharmaceuticals, Inc. (a)	8,300	11,952
	Jazz Pharmaceuticals, Inc. (a)	1,100	979
	K-V Pharmaceutical Co. Class A (a)	2,800	4,620
	MAP Pharmaceuticals, Inc. (a)	800	1,680
	Medicines Co. (a)	8,900	96,476
	Medicis Pharmaceutical Corp. Class A	9,600	118,752
	MiddleBrook Pharmaceuticals, Inc. (a)	7,000	9,520
	Noven Pharmaceuticals, Inc. (a)	4,200	39,816
	Obagi Medical Products, Inc. (a)	3,300	17,754
	Optimer Pharmaceuticals, Inc. (a)	4,500	59,355
	Pain Therapeutics, Inc. (a)	6,200	26,040
	Par Pharmaceutical Cos., Inc. (a)	5,500	52,085
	Pozen, Inc. (a)	4,100	25,092
	Prestige Brands Holdings, Inc. (a)	5,500	28,490
	Questcor Pharmaceuticals, Inc. (a)	9,000	44,280
	Salix Pharmaceuticals Ltd. (a)	8,200	77,900
	United Therapeutics Corp. (a)	3,700	244,533
	Valeant Pharmaceuticals International (a)	10,800	192,132
	Vivus, Inc. (a)	10,900	47,088
	Xenoport, Inc. (a)	4,400	85,184

			2,065,441

Education Services - 0.6%	Ambassadors Group, Inc.	3,500	28,420
	American Public Education, Inc. (a)	1,900	79,914
	Capella Education Co. (a)	2,300	121,900

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Corinthian Colleges, Inc. (a)(b)	14,000	$272,300
	Grand Canyon Education, Inc. (a)	1,500	25,890
	K12, Inc. (a)	900	12,510
	Learning Tree International, Inc. (a)	1,400	11,858
	Lincoln Educational Services Corp. (a)	500	9,160
	The Princeton Review, Inc. (a)	2,400	10,440
	Renaissance Learning, Inc.	1,200	10,764
	Thinkorswim Group, Inc. (a)	8,780	75,859
	Universal Technical Institute, Inc. (a)	3,400	40,800

			699,815

Electrical & Electronics - 0.2%	Bookham, Inc. (a)	18,700	8,041
	Methode Electronics, Inc.	6,400	22,912
	Microvision, Inc. (a)	10,600	13,674
	Multi-Fineline Electronix, Inc. (a)	1,400	23,576
	NVE Corp. (a)	700	20,132
	Park Electrochemical Corp.	3,500	60,480
	TTM Technologies, Inc. (a)	7,200	41,760
	Technitrol, Inc.	6,600	11,286
	Universal Display Corp. (a)	4,400	40,348

			242,209

Electrical Equipment & Components - 0.7%	A.O. Smith Corp.	3,400	85,612
	AZZ, Inc. (a)	1,900	50,141
	Advanced Battery Technologies, Inc. (a)	8,900	18,957
	American Superconductor Corp. (a)	7,000	121,170
	Baldor Electric Co.	7,770	112,587
	China BAK Battery, Inc. (a)	5,800	9,918
	Ener1, Inc. (a)	6,200	32,054
	EnerSys (a)	4,800	58,176
	Franklin Electric Co., Inc.	3,800	84,094
	GrafTech International Ltd. (a)	19,700	121,352
	Littelfuse, Inc. (a)	3,700	40,663
	Medis Technologies Ltd. (a)	3,600	1,584
	Plug Power, Inc. (a)	14,800	12,876
	Preformed Line Products Co.	400	15,056
	Taser International, Inc. (a)	10,600	49,608
	Ultralife Batteries, Inc. (a)	2,400	18,552
	Valence Technology, Inc. (a)	8,000	16,960

			849,360

Electrical: Household Appliance - 0.0%	National Presto Industries, Inc.	800	48,808

Electronics - 0.4%	Agilysys, Inc.	4,000	17,200
	American Science & Engineering, Inc.	1,500	83,700
	CPI International, Inc. (a)	1,200	11,280
	Coherent, Inc. (a)	3,900	67,275
	Daktronics, Inc.	5,400	35,370
	II-VI, Inc. (a)	4,100	70,438
	IPG Photonics Corp. (a)	3,100	26,102
	iRobot Corp. (a)	3,300	25,080

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Newport Corp. (a)	6,400	$28,288
	Rofin-Sinar Technologies, Inc. (a)	5,100	82,212

			446,945

Electronics: Instruments, Gauges & Meters - 0.1%	Badger Meter, Inc.	2,400	69,336
	Faro Technologies, Inc. (a)	2,600	34,944
	Measurement Specialties, Inc. (a)	2,400	9,816
	Zygo Corp. (a)	2,600	11,934

			126,030

Electronics: Medical Systems - 1.8%	Abaxis, Inc. (a)	3,600	62,064
	Accuray, Inc. (a)	6,500	32,695
	Affymetrix, Inc. (a)(b)	11,000	35,970
	Analogic Corp.	2,300	73,646
	Bio-Rad Laboratories, Inc. Class A (a)	3,200	210,880
	Bruker BioSciences Corp. (a)	8,700	53,592
	Caliper Life Sciences, Inc. (a)	9,200	9,108
	Cardiac Science Corp. (a)	3,000	9,030
	Cyberonics, Inc. (a)	4,000	53,080
	Cynosure, Inc. Class A (a)	1,600	9,744
	DexCom, Inc. (a)	5,900	24,426
	Dionex Corp. (a)	3,100	146,475
	Greatbatch, Inc. (a)	3,600	69,660
	Haemonetics Corp. (a)	4,200	231,336
	IRIS International, Inc. (a)	3,300	38,049
	Luminex Corp. (a)	6,700	121,404
	Masimo Corp. (a)	7,700	223,146
	Natus Medical, Inc. (a)	4,700	39,997
	NxStage Medical, Inc. (a)	3,300	8,514
	OSI Systems, Inc. (a)	2,400	36,624
	Palomar Medical Technologies, Inc. (a)	3,100	22,506
	Sirona Dental Systems, Inc. (a)	2,900	41,528
	Somanetics Corp. (a)	1,800	27,324
	SonoSite, Inc. (a)	2,900	51,852
	Spectranetic Corp. (a)	5,300	13,409
	Stereotaxis, Inc. (a)	4,100	16,359
	Thoratec Corp. (a)	8,900	228,641
	Tomotherapy, Inc. (a)	7,200	19,080
	Varian, Inc. (a)	5,000	118,700
	Vital Images, Inc. (a)	2,500	28,175
	Zoll Medical Corp. (a)	3,500	50,260

			2,107,274

Electronics: Other - 0.2%	DTS, Inc. (a)	3,000	72,180
	THQ, Inc. (a)	11,400	34,656
	Take-Two Interactive Software, Inc.	12,900	107,715

			214,551

Electronics: Semi- Conductors/Components - 2.2%	Actel Corp. (a)	4,500	45,540
	Advanced Analogic Technologies, Inc. (a)	8,400	30,240
	Amkor Technology, Inc. (a)	18,200	48,776

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Anadigics, Inc. (a)	10,600	$21,942
	Applied Micro Circuits Corp. (a)	9,975	48,478
	Atheros Communications, Inc. (a)	9,900	145,134
	AuthenTec, Inc. (a)	4,000	5,920
	Cavium Networks, Inc. (a)	5,000	57,700
	Ceva, Inc. (a)	3,800	27,664
	Cirrus Logic, Inc. (a)	9,900	37,224
	DSP Group, Inc. (a)	4,000	17,280
	Diodes, Inc. (a)	4,800	50,928
	Emcore Corp. (a)	12,800	9,600
	Entropic Communications, Inc. (a)	200	148
	Exar Corp. (a)	6,300	39,312
	Formfactor, Inc. (a)	8,100	145,962
	Hittite Microwave Corp. (a)	3,200	99,840
	IXYS Corp.	4,100	33,046
	Kopin Corp. (a)	11,000	25,520
	Lattice Semiconductor Corp. (a)	19,500	26,910
	MIPS Technologies, Inc. (a)	7,100	20,803
	Micrel, Inc.	8,200	57,728
	Microsemi Corp. (a)	13,400	155,440
	Microtune, Inc. (a)	8,700	15,834
	Monolithic Power Systems, Inc. (a)	4,100	63,550
	Netlogic Microsystems, Inc. (a)	2,700	74,196
	Omnivision Technologies, Inc. (a)	8,000	53,760
	PLX Technology, Inc. (a)	4,400	9,548
	PMC-Sierra, Inc. (a)	36,700	234,146
	ParkerVision, Inc. (a)	4,200	7,098
	Pericom Semiconductor Corp. (a)	4,200	30,702
	Power Integrations, Inc.	4,800	82,560
	RF Micro Devices, Inc. (a)	44,437	59,101
	Rubicon Technology, Inc. (a)	2,400	12,744
	SiRF Technology Holdings, Inc. (a)	10,200	23,460
	Semtech Corp. (a)	9,900	132,165
	Sigma Designs, Inc. (a)	4,200	52,248
	Silicon Image, Inc. (a)	13,200	31,680
	Silicon Storage Technology, Inc. (a)	14,500	23,925
	Skyworks Solutions, Inc. (a)	26,500	213,590
	Spansion LLC Class A (a)	20,700	2,685
	Standard Microsystems Corp. (a)	3,900	72,540
	Supertex, Inc. (a)	2,000	46,200
	Techwell, Inc. (a)	2,600	16,406
	Trident Microsystems, Inc. (a)	10,300	15,038
	TriQuint Semiconductor, Inc. (a)	24,200	59,774
	Volterra Semiconductor Corp. (a)	3,800	32,072
	Zoran Corp. (a)	9,000	79,200

			2,595,357

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Electronics: Technology - 0.2%	3D Systems Corp. (a)	2,600	$17,134
	Checkpoint Systems, Inc. (a)	6,700	60,099
	Cogent, Inc. (a)	6,900	82,110
	ScanSource, Inc. (a)	4,600	85,468
	Smart Modular Technologies WWH, Inc. (a)	7,300	10,074

			254,885

Energy Equipment - 0.2%	Ascent Solar Technologies, Inc. (a)	1,500	6,090
	Capstone Turbine Corp. (a)	25,400	18,288
	Energy Conversion Devices, Inc. (a)	7,400	98,198
	Evergreen Solar, Inc. (a)	23,500	50,055
	FuelCell Energy, Inc. (a)	11,600	27,840
	GT Solar International, Inc. (a)	4,400	29,216
	PowerSecure International, Inc. (a)	3,300	11,286
	Raser Technologies, Inc. (a)	7,600	31,844

			272,817

Energy Miscellaneous - 0.2%	Akeena Solar, Inc. (a)	4,100	4,551
	Clean Energy Fuels Corp. (a)	3,500	21,315
	Comverge, Inc. (a)	3,900	27,105
	EnerNOC, Inc. (a)	1,800	26,172
	Evergreen Energy, Inc. (a)	14,300	19,906
	GeoMet, Inc. (a)	2,167	1,257
	GreenHunter Energy, Inc. (a)	600	1,140
	Pacific Ethanol, Inc. (a)	7,500	2,400
	US Geothermal, Inc. (a)	12,500	8,875
	USEC, Inc. (a)	19,100	91,680

			204,401

Engineering & Contracting Services - 0.2%	Dycom Industries, Inc. (a)	6,800	39,372
	ENGlobal Corp. (a)	4,800	21,792
	Furmamite Corp. (a)	5,900	18,349
	Hill International, Inc. (a)	3,800	11,552
	Integrated Electrical Services, Inc. (a)	1,400	12,768
	Layne Christensen Co. (a)	3,200	51,424
	Michael Baker Corp. (a)	1,200	31,200
	VSE Corp.	800	21,360

			207,817

Entertainment - 0.3%	CKX, Inc. (a)	8,700	35,670
	Cinemark Holdings, Inc.	4,500	42,255
	Live Nation, Inc. (a)	12,800	34,176
	Marvel Entertainment, Inc. (a)	8,200	217,710
	World Wrestling Entertainment, Inc.	3,100	35,774

			365,585

Fertilizers - 0.0%	Rentech, Inc. (a)	28,000	15,400

Finance Companies - 0.1%	Federal Agricultural Mortgage Corp. Class B	700	1,876
	Financial Federal Corp.	4,300	91,074
	Medallion Financial Corp.	2,400	17,784
	NewStar Financial, Inc. (a)	3,400	7,888

			118,622

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Finance: Small Loan - 0.1%	Advance America, Cash Advance Centers, Inc.	5,000	$8,450
	Dollar Financial Corp. (a)	4,200	39,984
	Encore Capital Group, Inc. (a)	2,300	10,419
	The First Marblehead Corp. (a)	12,300	15,867
	Nelnet, Inc. Class A (a)	3,000	26,520

			101,240

Financial Data Processing Services & Systems - 0.9%	Advent Software, Inc. (a)(b)	2,800	93,268
	Cardtronics, Inc. (a)	1,300	2,301
	Cass Information Systems, Inc.	960	31,133
	CompuCredit Corp. (a)	1,900	4,655
	CyberSource Corp. (a)	11,541	170,922
	Euronet Worldwide, Inc. (a)	8,200	107,092
	Fair Isaac Corp.	8,100	113,967
	Global Cash Access, Inc. (a)	7,000	26,740
	Heartland Payment Systems, Inc.	4,000	26,440
	Jack Henry & Associates, Inc.	12,100	197,472
	Net 1 UEPS Technologies, Inc. (a)	8,100	123,201
	Online Resources Corp. (a)	4,900	20,629
	Riskmetrics Group, Inc. (a)	3,300	47,157
	Wright Express Corp. (a)	6,500	118,430

			1,083,407

Financial Information Services - 0.2%	Bankrate, Inc. (a)	2,000	49,900
	Interactive Data Corp.	6,100	151,646
	S1 Corp. (a)	8,300	42,745
	TheStreet.com, Inc.	3,400	6,698
	Value Line, Inc.	100	2,734

			253,723

Financial Miscellaneous - 0.2%	Asset Acceptance Capital Corp. (a)	1,900	10,089
	Cash America International, Inc.	4,900	76,734
	Credit Acceptance Corp. (a)	778	16,719
	First Cash Financial Services, Inc. (a)	3,400	50,728
	Portfolio Recovery Associates, Inc. (a)	2,600	69,784
	World Acceptance Corp. (a)	2,800	47,880

			271,934

Foods - 1.5%	American Dairy, Inc. (a)	900	15,219
	B&G Foods, Inc. Class A	3,800	19,760
	Chiquita Brands International, Inc. (a)	7,500	49,725
	Diamond Foods, Inc.	2,500	69,825
	Flowers Foods, Inc.	12,700	298,196
	Hain Celestial Group, Inc. (a)	6,800	96,832
	J&J Snack Foods Corp.	2,300	79,557
	Lance, Inc.	4,700	97,854
	Lifeway Foods, Inc. (a)	600	4,800
	Omega Protein Corp. (a)	3,300	8,712
	Ralcorp Holdings, Inc. (a)	9,300	501,084
	Schiff Nutrition International, Inc. (a)	1,200	5,400
	Smart Balance, Inc. (a)	10,300	62,212

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Synutra International, Inc. (a)	1,700	$13,957
	Tootsie Roll Industries, Inc.	4,242	92,126
	TreeHouse Foods, Inc. (a)	5,100	146,829
	United Natural Foods, Inc. (a)	7,300	138,481
	Zhongpin, Inc. (a)	3,400	30,192

			1,730,761

Forest Products - 0.1%	Deltic Timber Corp.	1,800	70,938
	Universal Forest Products, Inc.	2,800	74,508

			145,446

Forms & Bulk Printing Services - 0.2%	Deluxe Corp.	8,900	85,707
	Ennis, Inc.	4,200	37,212
	Innerworkings, Inc. (a)	5,600	23,912
	M&F Worldwide Corp. (a)	2,100	24,591
	Multi-Color Corp.	1,550	18,957
	The Standard Register Co.	2,900	13,282

			203,661

Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp. Class A	5,200	149,812
	Stewart Enterprises, Inc. Class A	14,500	46,980

			196,792

Glass - 0.0%	Apogee Enterprises, Inc.	4,900	53,802

Gold - 0.3%	Allied Nevada Gold Corp. (a)	7,300	42,705
	Coeur d’Alene Mines Corp. (a)(b)	94,100	88,454
	Royal Gold, Inc.	4,700	219,772

			350,931

Health Care Facilities - 0.5%	Amsurg Corp. (a)	5,300	84,005
	Assisted Living Concepts, Inc. (a)	1,720	23,323
	Capital Senior Living Corp. (a)	3,800	9,272
	Emeritus Corp. (a)	3,200	20,992
	The Ensign Group, Inc.	1,600	24,736
	Five Star Quality Care, Inc. (a)	6,000	6,240
	Hanger Orthopedic Group, Inc. (a)	4,900	64,925
	Kindred Healthcare, Inc. (a)	4,480	66,976
	MedCath Corp. (a)	2,900	21,083
	National Healthcare Corp.	1,400	56,210
	Psychiatric Solutions, Inc. (a)	9,400	147,862
	Skilled Healthcare Group, Inc. Class A (a)	3,000	24,630
	Sun Healthcare Group, Inc. (a)	7,300	61,612
	Sunrise Senior Living, Inc. (a)	4,900	3,332
	US Physical Therapy, Inc. (a)	2,300	22,264

			637,462

Health Care Management Services - 0.8%	AMERIGROUP Corp. (a)	9,000	247,860
	Catalyst Health Solutions, Inc. (a)	5,500	109,010
	Centene Corp. (a)	7,000	126,140
	Computer Programs & Systems, Inc.	1,400	46,578
	HealthSpring, Inc. (a)	8,200	68,634
	Magellan Health Services, Inc. (a)	6,600	240,504
	Molina Healthcare, Inc. (a)	2,500	47,550

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	National Research Corp.	200	$4,968
	Triple-S Management Corp. (a)	2,100	25,872
	Universal American Financial Corp. (a)	6,800	57,596

			974,712

Health Care Services - 1.6%	Air Methods Corp. (a)	1,800	30,438
	Alliance Healthcare Services, Inc. (a)	4,300	29,240
	Almost Family, Inc. (a)	900	17,181
	Amedisys, Inc. (a)(b)	4,333	119,114
	athenahealth, Inc. (a)	3,400	81,974
	CardioNet, Inc. (a)	700	19,642
	Chemed Corp.	3,800	147,820
	Corvel Corp. (a)	1,350	27,297
	Eclipsys Corp. (a)	9,100	92,274
	Emergency Medical Services Corp. (a)	1,500	47,085
	Gentiva Health Services, Inc. (a)	4,400	66,880
	HMS Holdings Corp. (a)	4,000	131,600
	HealthSouth Corp. (a)	14,400	127,872
	Healthways, Inc. (a)	6,000	52,620
	IPC The Hospitalist Co., Inc. (a)	800	15,224
	Inter Allscripts - Misys Healthcare Solutions, Inc.	23,900	245,931
	LHC Group, Inc. (a)	2,300	51,244
	Odyssey HealthCare, Inc. (a)	5,700	55,290
	Omnicell, Inc. (a)	5,400	42,228
	PharMerica Corp. (a)	5,286	87,959
	Phase Forward, Inc. (a)	7,100	90,809
	Quality Systems, Inc.	2,800	126,700
	RehabCare Group, Inc. (a)	3,000	52,320
	Res-Care, Inc. (a)	4,200	61,152
	Virtual Radiologic Corp. (a)	700	4,893

			1,824,787

Homebuilding - 0.2%	Beazer Homes USA, Inc. (a)	5,800	5,858
	Brookfield Homes Corp.	2,063	7,117
	Hovnanian Enterprises, Inc. Class A (a)	7,800	12,168
	M/I Homes, Inc.	2,400	16,776
	Meritage Homes Corp. (a)	5,200	59,384
	Ryland Group, Inc.	6,900	114,954
	Standard-Pacific Corp. (a)	18,900	16,632

			232,889

Hotel/Motel - 0.1%	Gaylord Entertainment Co. (a)	7,100	59,143
	Lodgian, Inc. (a)	2,700	5,670
	Marcus Corp.	3,400	28,900
	Morgans Hotel Group Co. (a)	4,900	15,239

			108,952

Household Equipment & Products - 0.2%	American Greetings Corp. Class A	8,000	40,480
	Blyth, Inc.	850	22,210
	CSS Industries, Inc.	1,300	22,100

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Libbey, Inc.	1,800	$1,656
	Russ Berrie & Co., Inc. (a)	2,200	2,904
	Tupperware Corp.	10,100	171,599

			260,949

Household Furnishings - 0.2%	American Woodmark Corp.	1,900	33,364
	Ethan Allen Interiors, Inc.	3,800	42,788
	Furniture Brands International, Inc.	7,100	10,437
	Hooker Furniture Corp.	1,700	14,348
	La-Z-Boy, Inc.	8,400	10,500
	Sealy Corp. (a)	6,600	9,834
	Tempur-Pedic International, Inc.	11,914	86,972

			208,243

Identification Control & Filter Devices - 0.6%	CIRCOR International, Inc.	2,700	60,804
	China Security & Surveillance Technology, Inc. (a)	4,400	16,896
	ESCO Technologies, Inc. (a)	4,400	170,280
	Energy Recovery, Inc. (a)	2,000	15,200
	Flanders Corp. (a)	2,400	9,696
	The Gorman-Rupp Co.	2,218	43,916
	ICx Technologies, Inc. (a)	2,000	8,100
	L-1 Identity Solutions, Inc. (a)	11,398	58,244
	Mine Safety Appliances Co.	5,200	104,104
	PMFG, Inc. (a)	2,000	15,760
	Protection One, Inc. (a)	400	1,276
	Robbins & Myers, Inc.	4,700	71,299
	Sun Hydraulics, Inc.	2,000	29,220
	Watts Water Technologies, Inc. Class A	4,700	91,932

			696,727

Industrial Products - 0.0%	A.M. Castle & Co.	2,700	24,084

Insurance - 0.0%	United America Indemnity, Ltd. (a)	3,400	13,668

Insurance: Life - 0.3%	American Equity Investment Life Holding Co.	9,500	39,520
	Citizens, Inc. (a)	5,800	42,166
	Delphi Financial Group, Inc. Class A	7,150	96,239
	FBL Financial Group, Inc. Class A	2,200	9,130
	Independence Holding Co.	500	2,505
	Kansas City Life Insurance Co.	700	24,696
	Life Partners Holdings, Inc.	1,250	21,325
	National Western Life Insurance Co. Class A	400	45,200
	The Phoenix Cos., Inc.	19,100	22,347
	Presidential Life Corp.	3,500	27,265

			330,393

Insurance: Multi-Line - 0.7%	AMBAC Financial Group, Inc.	46,000	35,880
	Assured Guaranty Ltd.	9,500	64,315
	Crawford & Co. Class B (a)	4,100	27,552
	eHealth, Inc. (a)	4,300	68,843
	Flagstone Reinsurance Holdings Ltd.	4,900	38,171
	Horace Mann Educators Corp.	7,100	59,427
	Maiden Holdings Ltd.	8,000	35,760

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Max Capital Group Ltd.	9,600	$165,504
	Pico Holdings, Inc. (a)	2,700	81,189
	Platinum Underwriters Holdings Ltd.	8,000	226,880
	Primus Guaranty Ltd. (a)	4,700	7,379

			810,900

Insurance: Property-Casualty - 3.0%	American Physicians Capital, Inc.	1,400	57,288
	American Safety Insurance Holdings Ltd. (a)	2,100	24,171
	Amerisafe, Inc. (a)(b)	2,900	44,428
	AmTrust Financial Services, Inc.	2,800	26,740
	Argo Group International Holdings Ltd. (a)	5,166	155,651
	Aspen Insurance Holdings Ltd.	14,000	314,440
	Baldwin & Lyons, Inc. Class B	1,400	26,488
	CNA Surety Corp. (a)	2,600	47,944
	Donegal Group, Inc. Class A	1,600	24,592
	EMC Insurance Group, Inc.	1,000	21,070
	Employers Holdings, Inc.	8,210	78,323
	Enstar Group Ltd. (a)	900	50,688
	FPIC Insurance Group, Inc. (a)	1,500	55,545
	First Acceptance Corp. (a)	2,800	6,776
	First Mercury Financial Corp. (a)	2,400	34,656
	Greenlight Capital Re Ltd. (a)	5,000	79,850
	Hallmark Financial Services, Inc. (a)	500	3,465
	Harleysville Group, Inc.	2,300	73,163
	Hilltop Holdings, Inc. (a)	7,652	87,233
	IPC Holdings, Ltd.	7,600	205,504
	Infinity Property & Casualty Corp.	2,200	74,646
	Meadowbrook Insurance Group, Inc.	8,617	52,564
	Montpelier Re Holdings Ltd.	15,700	203,472
	NYMAGIC, Inc.	900	10,980
	National Interstate Corp.	1,000	16,910
	Navigators Group, Inc. (a)	2,200	103,796
	Odyssey Re Holdings Corp.	3,800	144,134
	PMA Capital Corp. Class A (a)	5,400	22,518
	The PMI Group, Inc.	11,600	7,192
	ProAssurance Corp. (a)	5,300	247,086
	RLI Corp.	3,200	160,640
	Radian Group, Inc.	14,700	26,754
	Safety Insurance Group, Inc.	2,700	83,916
	SeaBright Insurance Holdings, Inc. (a)	3,600	37,656
	Selective Insurance Group, Inc.	9,100	110,656
	State Auto Financial Corp.	2,300	40,480
	Stewart Information Services Corp.	2,600	50,700
	Tower Group, Inc.	6,120	150,736
	United Fire & Casualty Co.	3,800	83,448
	Validus Holdings Ltd.	10,800	255,744
	Zenith National Insurance Corp.	6,250	150,688

			3,452,731

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Investment Management Companies - 0.4%	Ampal-American Israel Corp. Class A (a)	2,200	$3,762
	Apollo Investment Corp.	23,876	83,088
	Ares Capital Corp.	16,878	81,689
	Calamos Asset Management, Inc. Class A	3,600	17,316
	Capital Southwest Corp.	500	38,195
	Cohen & Steers, Inc.	2,800	31,248
	Diamond Hill Investments Group	400	15,728
	Epoch Holding Corp.	1,700	11,033
	Fifth Street Finance Corp.	1,200	9,288
	GAMCO Investors, Inc. Class A	1,400	45,710
	Harris & Harris Group, Inc. (a)	3,500	12,950
	Kohlberg Capital Corp.	2,300	7,038
	MCG Capital Corp.	11,100	14,208
	MVC Capital, Inc.	3,700	31,117
	NGP Capital Resources Co.	3,100	15,407
	National Financial Partners Corp.	5,600	17,920
	Pzena Investment Management, Inc. Class A	1,000	1,910
	Resource America, Inc. Class A	2,100	8,379
	Teton Advisors, Inc. (a)	20	46
	U.S. Global Investors, Inc.	2,100	10,206
	Virtus Investment Partners, Inc. (a)	955	6,217
	Westwood Holdings Group, Inc.	900	35,181

			497,636

Jewelry, Watches & Gemstones - 0.1%	Fossil, Inc. (a)	7,600	119,320
	Fuqi International, Inc. (a)	2,000	9,400
	Movado Group, Inc.	2,700	20,358

			149,078

Lead & Zinc - 0.1%	Horsehead Holding Corp. (a)	5,700	31,350
	Stillwater Mining Co. (a)	6,700	24,790

			56,140

Leisure Time - 0.5%	Bluegreen Corp. (a)	2,200	3,828
	Callaway Golf Co.	11,100	79,698
	Churchill Downs, Inc.	1,500	45,090
	Dover Motorsports, Inc.	2,200	4,070
	Great Wolf Resorts, Inc. (a)	4,500	10,485
	Life Time Fitness, Inc. (a)	5,800	72,848
	Nautilus, Inc. (a)	5,000	3,150
	Orbitz Worldwide, Inc. (a)	5,300	6,837
	Pool Corp.	8,200	109,880
	Rick’s Cabaret International, Inc. (a)	300	1,356
	Six Flags, Inc. (a)	12,300	3,321
	Smith & Wesson Holding Corp. (a)	5,700	34,314
	Speedway Motorsports, Inc.	2,300	27,186
	Steinway Musical Instruments, Inc. (a)	1,300	15,561
	Town Sports International Holdings, Inc. (a)	2,400	7,176
	Vail Resorts, Inc. (a)	5,100	104,193

			528,993

Machine Tools - 0.0%	Thermadyne Holdings Corp. (a)	2,100	4,410

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc.	7,250	$122,307

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,200	12,792
	Lindsay Manufacturing Co.	1,900	51,300

			64,092

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	3,000	78,690
	NACCO Industries, Inc. Class A	900	24,462

			103,152

Machinery: Engines - 0.1%	Briggs & Stratton Corp.	7,900	130,350
	Harbin Electric, Inc. (a)	900	5,535

			135,885

Machinery: Industrial/Specialty - 0.7%	Actuant Corp. Class A (b)	9,400	97,102
	Altra Holdings, Inc. (a)	4,700	18,236
	Chart Industries, Inc. (a)	4,700	37,036
	Colfax Corp. (a)	3,800	26,106
	Columbus McKinnon Corp. (a)	3,100	27,032
	DXP Enterprises, Inc. (a)	1,400	14,462
	EnPro Industries, Inc. (a)	3,500	59,850
	Flow International Corp. (a)	5,600	9,072
	Gerber Scientific, Inc. (a)	3,300	7,887
	Graham Corp.	1,300	11,661
	Kadant, Inc. (a)	2,400	27,648
	MTS Systems Corp.	3,000	68,250
	Middleby Corp. (a)	2,974	96,447
	Nordson Corp.	5,700	162,051
	Sauer-Danfoss, Inc.	1,600	3,904
	Tecumseh Products Co. Class A (a)	2,900	13,108
	Tennant Co.	2,800	26,236
	Twin Disc, Inc.	1,500	10,380
	Woodward Governor Co. (b)	9,900	110,682

			827,150

Machinery: Oil Well Equipment & Services - 0.9%	Allis-Chalmers Energy, Inc. (a)	4,600	8,878
	Basic Energy Services, Inc. (a)	6,900	44,643
	Bolt Technology Corp. (a)	1,600	11,376
	Bronco Drilling Co., Inc. (a)	4,400	23,144
	CARBO Ceramics, Inc.	3,250	92,430
	Cal Dive International, Inc. (a)	7,312	49,502
	Complete Production Services, Inc. (a)	8,000	24,640
	Dawson Geophysical Co. (a)	1,000	13,500
	Dril-Quip, Inc. (a)	5,200	159,640
	Flotek Industries, Inc. (a)	3,800	5,966
	Geokinetics, Inc. (a)	900	2,943
	Gulf Island Fabrication, Inc.	2,100	16,821
	Hornbeck Offshore Services, Inc. (a)	4,000	60,960
	ION Geophysical Corp. (a)	14,200	22,152
	Lufkin Industries, Inc.	2,500	94,700
	Matrix Service Co. (a)	3,800	31,236
	Mitcham Industries, Inc. (a)	1,800	6,858
	NATCO Group, Inc. Class A (a)	3,400	64,362

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Natural Gas Services Group (a)	2,200	$19,800
	Newpark Resources, Inc. (a)	15,600	39,468
	OYO Geospace Corp. (a)	700	9,142
	Parker Drilling Co. (a)	19,300	35,512
	Pioneer Drilling Co. (a)	8,400	27,552
	RPC, Inc.	5,225	34,642
	Sulphco, Inc. (a)	7,600	8,132
	Superior Well Services, Inc. (a)	2,900	14,877
	T-3 Energy Services, Inc. (a)	2,100	24,738
	Trico Marine Services, Inc. (a)	1,600	3,360
	Union Drilling, Inc. (a)	2,000	7,600
	Willbros Group, Inc. (a)	6,600	64,020

			1,022,594

Machinery: Specialty - 0.1%	Albany International Corp. Class A	4,900	44,345
	Cascade Corp.	1,600	28,208
	Hurco Companies, Inc. (a)	1,100	11,693
	K-Tron International, Inc. (a)	400	24,268
	Key Technology, Inc. (a)	1,100	9,680
	Presstek, Inc. (a)	5,200	10,764

			128,958

Manufactured Housing - 0.1%	Cavco Industries, Inc. (a)	1,200	28,320
	Champion Enterprises, Inc. (a)	13,100	6,288
	Palm Harbor Homes, Inc. (a)	1,600	3,568
	Skyline Corp.	1,000	19,010

			57,186

Manufacturing - 0.1%	Federal Signal Corp.	8,100	42,687
	Standex International Corp.	2,200	20,240

			62,927

Medical & Dental Instruments & Supplies - 2.6%	Abiomed, Inc. (a)	5,400	26,460
	Align Technology, Inc. (a)	10,500	83,265
	Alphatec Holdings, Inc. (a)	3,700	6,549
	American Medical Systems Holdings, Inc. (a)(b)	12,300	137,145
	AngioDynamics, Inc. (a)	4,300	48,332
	Atrion Corp.	200	17,648
	CONMED Corp. (a)	4,800	69,168
	Cantel Medical Corp. (a)	1,800	23,166
	Conceptus, Inc. (a)	5,300	62,275
	CryoLife, Inc. (a)	5,000	25,900
	ev3, Inc. (a)	11,646	82,686
	Exactech, Inc. (a)	1,400	16,086
	Hansen Medical, Inc. (a)	2,800	11,256
	ICU Medical, Inc. (a)	1,800	57,816
	I-Flow Corp. (a)	3,300	12,045
	Immucor, Inc. (a)	11,750	295,512
	Insulet Corp. (a)	3,300	13,530
	Integra LifeSciences Holdings Corp. (a)	3,000	74,190
	Invacare Corp.	5,400	86,562

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Landauer, Inc.	1,500	$76,020
	Medical Action Industries, Inc. (a)	2,000	16,580
	Meridian Bioscience, Inc.	6,675	120,951
	Merit Medical Systems, Inc. (a)	4,500	54,945
	Micrus Endovascular Corp. (a)	2,600	15,522
	Neogen Corp. (a)	2,400	52,392
	NuVasive, Inc. (a)	6,000	188,280
	OraSure Technologies, Inc. (a)	8,100	20,493
	Orthofix International NV (a)	2,900	53,708
	Orthovita, Inc. (a)	12,100	32,428
	Owens & Minor, Inc.	6,700	221,971
	PSS World Medical, Inc. (a)	10,000	143,500
	Quidel Corp. (a)	4,700	43,334
	Steris Corp.	9,600	223,488
	SurModics, Inc. (a)	2,600	47,450
	Symmetry Medical, Inc. (a)	6,000	37,860
	Synovis Life Technologies, Inc. (a)	2,200	30,448
	Trans1, Inc. (a)	2,300	14,007
	VNUS Medical Technologies, Inc. (a)	2,300	48,921
	Vision-Sciences, Inc. (a)	3,500	4,410
	Volcano Corp. (a)	7,800	113,490
	West Pharmaceutical Services, Inc.	5,400	177,174
	Wright Medical Group, Inc. (a)	6,000	78,180

			2,965,143

Medical Services - 0.2%	Bio-Reference Labs, Inc. (a)	1,900	39,729
	eResearch Technology, Inc. (a)	7,300	38,398
	Genoptix, Inc. (a)	1,500	40,920
	Kendle International, Inc. (a)	2,200	46,112
	Nighthawk Radiology Holdings, Inc. (a)	3,400	9,180
	Parexel International Corp. (a)	9,100	88,543
	RadNet, Inc. (a)	4,100	5,084

			267,966

Metal Fabricating - 0.6%	Ampco-Pittsburgh Corp.	1,500	19,890
	Dynamic Materials Corp.	2,100	19,236
	Haynes International, Inc. (a)	2,100	37,422
	Kaydon Corp.	5,600	153,048
	L.B. Foster Co. Class A (a)	1,800	44,694
	Mueller Industries, Inc.	6,300	136,647
	Mueller Water Products, Inc. Series A	18,580	61,314
	NN, Inc.	2,200	2,772
	Northwest Pipe Co. (a)	1,400	39,858
	Omega Flex, Inc.	400	6,444
	RBC Bearings, Inc. (a)	3,700	56,536
	RTI International Metals, Inc. (a)	3,600	42,120
	Worthington Industries, Inc. (b)	10,900	94,939

			714,920

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Metals & Minerals Miscellaneous - 0.5%	AMCOL International Corp.	4,300	$63,812
	Brush Engineered Materials, Inc. (a)	3,300	45,771
	Compass Minerals International, Inc.	5,300	298,761
	General Moly, Inc. (a)	10,300	10,918
	Hecla Mining Co. (a)	26,500	53,000
	Minerals Technologies, Inc.	3,200	102,560
	United States Lime & Minerals, Inc. (a)	300	8,208
	Uranium Resources, Inc. (a)	12,100	5,687

			588,717

Miscellaneous Business & Consumer Discretionary - 0.6%	Coinstar, Inc. (a)	4,700	153,972
	Core-Mark Holdings Co., Inc. (a)	1,600	29,152
	Jackson Hewitt Tax Service, Inc.	4,800	25,056
	The Knot, Inc. (a)	4,800	39,360
	Mercadolibre, Inc. (a)	4,200	77,910
	Move, Inc. (a)	21,700	31,465
	Nutri/System, Inc.	5,300	75,631
	Pre-Paid Legal Services, Inc. (a)	1,400	40,642
	Sotheby’s Holdings, Inc. Class A	11,500	103,500
	Steiner Leisure Ltd. (a)	2,600	63,466

			640,154

Miscellaneous Consumer Staples - 0.0%	Reddy Ice Holdings, Inc.	3,000	4,410

Miscellaneous Equipment - 0.0%	China Fire & Security Group, Inc. (a)	2,100	16,443

Miscellaneous Health Care - 0.0%	MedAssets, Inc. (a)	2,800	39,900
	The Providence Service Corp. (a)	2,100	14,448

			54,348

Miscellaneous Materials & Commodities - 0.0%	Symyx Technologies, Inc. (a)	5,900	26,255

Miscellaneous Materials & Processing - 0.1%	Rogers Corp. (a)	3,100	58,528

Miscellaneous Producer Durables - 0.0%	Blount International, Inc. (a)	6,700	30,954
	Park-Ohio Holdings Corp. (a)	1,300	4,238

			35,192

Miscellaneous Technology - 0.3%	Benchmark Electronics, Inc. (a)	11,300	126,560
	CTS Corp.	5,700	20,577
	LaBarge, Inc. (a)	1,900	15,903
	Plexus Corp. (a)	6,900	95,358
	Sanmina-SCI Corp. (a)	92,000	28,060
	TerreStar Corp. (a)	9,300	5,208
	Vocus, Inc. (a)	2,800	37,212

			328,878

Multi-Sector Companies - 0.3%	Brunswick Corp.	13,600	46,920
	GenCorp, Inc. (a)	9,600	20,352
	GenTek, Inc. (a)	1,400	24,486
	Kaman Corp. Class A	4,300	53,922
	Lancaster Colony Corp.	3,300	136,884
	Raven Industries, Inc.	2,700	56,106

			338,670

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Office Furniture & Business Equipment - 0.3%	ACCO Brands Corp. (a)	8,464	$8,295
	Electronics for Imaging, Inc. (a)	9,000	88,200
	HNI Corp.	7,500	78,000
	Herman Miller, Inc.	9,600	102,336
	Kimball International, Inc. Class B	5,700	37,392
	Knoll, Inc.	7,700	47,201

			361,424

Oil: Crude Producers - 1.9%	APCO Argentina, Inc.	700	7,679
	ATP Oil & Gas Corp. (a)	4,600	23,598
	Abraxas Petroleum Corp. (a)	7,700	7,854
	American Oil & Gas, Inc. (a)	6,900	5,313
	Approach Resources, Inc. (a)	1,200	7,440
	Arena Resources, Inc. (a)	6,200	157,976
	Atlas America, Inc.	5,800	50,750
	BMB Munai, Inc. (a)	6,900	4,002
	BPZ Resources, Inc. (a)	10,300	38,110
	Berry Petroleum Co. Class A	7,200	78,912
	Bill Barrett Corp. (a)	6,100	135,664
	Brigham Exploration Co. (a)	8,000	15,200
	Callon Petroleum Co. (a)	1,700	1,853
	Cano Petroleum, Inc. (a)	10,900	4,687
	Carrizo Oil & Gas, Inc. (a)	4,600	40,848
	Cheniere Energy, Inc. (a)	7,300	31,098
	Clayton Williams Energy, Inc. (a)	900	26,316
	Comstock Resources, Inc. (a)	7,700	229,460
	Concho Resources, Inc. (a)	9,000	230,310
	Contango Oil & Gas Co. (a)	2,200	86,240
	Delta Petroleum Corp. (a)	10,800	12,960
	Double Eagle Pete & Mining Co. (a)	1,600	8,272
	EXCO Resources, Inc. (a)	24,900	249,000
	Endeavour International Corp. (a)	20,600	17,922
	Energy XXI Bermuda Ltd.	18,900	6,993
	FX Energy, Inc. (a)	6,800	18,904
	GMX Resources, Inc. (a)	2,800	18,200
	Gasco Energy, Inc. (a)	16,600	6,474
	GeoGlobal Resources, Inc. (a)	6,400	4,608
	GeoResources, Inc. (a)	1,100	7,392
	Goodrich Petroleum Corp. (a)	3,800	73,568
	Gran Tierra Energy, Inc. (a)	35,400	88,854
	Gulfport Energy Corp. (a)	4,600	10,672
	Harvest Natural Resources, Inc. (a)	6,400	21,696
	Houston American Energy Corp.	2,900	5,394
	McMoRan Exploration Co. (a)	9,800	46,060
	Meridian Resource Corp. (a)	14,000	2,940
	Northern Oil And Gas, Inc. (a)	3,500	12,600
	Oilsands Quest, Inc. (a)	27,500	19,800
	Panhandle Oil & Gas, Inc.	1,200	20,544
	Parallel Petroleum Corp. (a)	7,000	8,960

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Penn Virginia Corp.	7,000	$76,860
	Petroleum Development Corp. (a)	2,500	29,525
	Petroquest Energy, Inc. (a)	7,500	18,000
	PrimeEnergy Corp. (a)	100	4,700
	Quest Resource Corp. (a)	3,900	1,221
	Ram Energy Resources, Inc. (a)	6,800	4,964
	Rex Energy Corp. (a)	2,800	8,036
	Rosetta Resources, Inc. (a)	8,600	42,570
	Stone Energy Corp. (a)	5,328	17,742
	Swift Energy Co. (a)	4,900	35,770
	TXCO Resources, Inc. (a)	5,400	2,225
	Toreador Resources Corp.	2,900	7,279
	Tri-Valley Corp. (a)	4,200	4,788
	Vaalco Energy, Inc. (a)	10,100	53,429
	Venoco, Inc. (a)	3,300	10,824
	Warren Resources, Inc. (a)	9,800	9,408

			2,172,464

Oil: Integrated Domestic - 0.1%	Alon USA Energy, Inc.	1,800	24,660
	CVR Energy, Inc. (a)	3,800	21,052
	Delek US Holdings, Inc.	1,700	17,612
	Western Refining, Inc.	5,200	62,088

			125,412

Paints & Coatings - 0.1%	Ferro Corp.	7,400	10,582
	H.B. Fuller Co.	8,400	109,200

			119,782

Paper - 0.2%	AbitibiBowater, Inc. (a)	9,252	5,087
	Boise, Inc. (a)	6,000	3,660
	Buckeye Technologies, Inc. (a)	5,900	12,567
	Clearwater Paper Corp. (a)	1,896	15,225
	Kapstone Paper and Packaging Corp. (a)	3,600	8,856
	Mercer International, Inc.-Sbi (a)	4,800	3,168
	Neenah Paper, Inc.	2,500	9,075
	P.H. Glatfelter Co.	7,300	45,552
	Schweitzer-Mauduit International, Inc.	2,600	47,996
	Verso Paper Corp.	2,800	1,792
	Wausau Paper Corp.	7,500	39,450

			192,428

Plastics - 0.0%	Spartech Corp.	5,200	12,792

Pollution Control & Environmental Services - 0.7%	American Ecology Corp.	2,600	36,244
	Clean Harbors, Inc. (a)	3,300	158,400
	Darling International, Inc. (a)	13,800	51,198
	EnergySolutions, Inc.	5,500	47,575
	Fuel Tech, Inc. (a)	3,000	31,380
	Met-Pro Corp.	2,900	23,635
	Metalico, Inc. (a)	4,300	7,310
	Team, Inc. (a)	3,200	37,504

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Waste Connections, Inc. (a)	13,100	$336,670
	Waste Services, Inc. (a)	3,333	14,265

			744,181

Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	5,800	43,674
	Beacon Power Corp. (a)	16,800	8,521
	Maxwell Technologies, Inc. (a)	3,400	23,630
	Powell Industries, Inc. (a)	1,300	45,903
	Regal-Beloit Corp.	5,400	165,456
	Vicor Corp.	3,200	15,648

			302,832

Printing & Copying Services - 0.2%	Bowne & Co., Inc.	4,958	15,915
	Casella Waste Systems, Inc. (a)	3,700	6,327
	Cenveo, Inc. (a)	8,800	28,600
	Schawk, Inc.	2,400	14,496
	VistaPrint Ltd. (a)	7,500	206,175

			271,513

Production Technology Equipment - 0.8%	ATMI, Inc. (a)	5,400	83,322
	Asyst Technologies, Inc. (a)	8,400	2,352
	Axcelis Technologies, Inc. (a)	16,500	6,270
	Brooks Automation, Inc. (a)	11,283	52,014
	Cognex Corp.	6,900	92,115
	Cohu, Inc.	4,000	28,800
	Cymer, Inc. (a)	4,800	106,848
	Electro Scientific Industries, Inc. (a)	5,000	29,600
	Entegris, Inc. (a)	19,295	16,594
	FEI Co. (a)	6,300	97,209
	Intevac, Inc. (a)	3,700	19,277
	Kulicke & Soffa Industries, Inc. (a)	9,000	23,580
	LTX-Credence Corp. (a)	22,700	6,356
	MKS Instruments, Inc. (a)	8,300	121,761
	Mattson Technology, Inc. (a)	9,100	7,653
	Photronics, Inc. (a)	6,800	6,528
	Rudolph Technologies, Inc. (a)	4,413	13,371
	Semitool, Inc. (a)	3,600	10,008
	Tessera Technologies, Inc. (a)	8,300	110,971
	Ultra Clean Holdings, Inc. (a)	3,300	3,531
	Ultratech, Inc. (a)	4,100	51,209
	Veeco Instruments, Inc. (a)	4,700	31,349

			920,718

Publishing: Miscellaneous - 0.1%	Consolidated Graphics, Inc. (a)	1,600	20,352
	Courier Corp.	1,700	25,789
	Martha Stewart Living Omnimedia, Inc. Class A (a)	3,500	8,715
	Primedia, Inc.	4,750	11,733
	Scholastic Corp.	4,100	61,787

			128,376

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Publishing: Newspapers - 0.0%	AH Belo Corp.	2,340	$2,293
	Dolan Media Co. (a)	3,900	30,693
	Journal Communications, Inc. Class A	7,100	5,325
	Lee Enterprises, Inc.	7,600	2,128
	McClatchy Co. Class A	10,111	4,954
	Media General, Inc. Class A	3,300	6,336

			51,729

Radio & TV Broadcasters - 0.1%	Cox Radio, Inc. Class A (a)	3,500	14,350
	Crown Media Holdings, Inc. Class A (a)	3,400	6,936
	Cumulus Media, Inc. Class A (a)	5,200	5,252
	Entercom Communications Corp.	3,200	3,520
	Fisher Communications, Inc.	1,000	9,760
	Gray Television, Inc.	6,800	2,176
	Lin TV Corp. Class A (a)	4,500	5,040
	Outdoor Channel Holdings, Inc. (a)	3,100	21,142
	RHI Entertainment, Inc. (a)	1,900	2,888
	Sinclair Broadcast Group, Inc. Class A	7,800	8,034

			79,098

Railroad Equipment - 0.2%	American Railcar Industries, Inc.	1,300	9,919
	Freightcar America, Inc.	2,000	35,060
	Greenbrier Cos., Inc.	2,800	10,248
	Westinghouse Air Brake Technologies Corp.	7,900	208,402

			263,629

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	4,950	105,188

Real Estate - 0.2%	Avatar Holdings, Inc. (a)	1,000	14,980
	Consolidated-Tomoka Land Co.	1,000	29,700
	FX Real Estate and Entertainment, Inc. (a)	1,360	218
	Forestar Group, Inc. (a)	5,966	45,640
	Griffin Land & Nurseries, Inc.	500	17,500
	Grubb & Ellis Co.	5,400	3,402
	Maui Land & Pineapple Co., Inc. (a)	700	5,943
	Meruelo Maddux Properties, Inc. (a)	7,220	527
	Stratus Properties, Inc. (a)	900	5,445
	Tejon Ranch Co. (a)	1,800	37,206
	Thomas Properties Group, Inc.	3,600	4,248
	United Capital Corp. (a)	200	3,450

			168,259

Real Estate Investment Trusts (REITs) - 4.8%	Acadia Realty Trust	5,719	60,679
	Agree Realty Corp.	1,600	25,104
	Alexander’s, Inc.	300	51,114
	American Campus Communities, Inc.	6,758	117,319
	American Capital Agency Corp.	1,700	29,087
	Anthracite Capital, Inc. (c)	9,800	3,332
	Anworth Mortgage Asset Corp.	15,800	96,854
	Arbor Realty Trust, Inc.	3,000	2,160
	Ashford Hospitality Trust, Inc.	17,450	26,873
	Associated Estates Realty Corp.	2,400	13,632

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	BioMed Realty Trust, Inc.	13,600	$92,072
	Capital Trust, Inc.	3,200	3,520
	CapLease, Inc.	6,300	12,411
	Capstead Mortgage Corp.	10,100	108,474
	Care Investment Trust, Inc.	2,000	10,920
	Cedar Shopping Centers, Inc.	7,000	12,180
	Chimera Investment Corp.	21,600	72,576
	Cogdell Spencer, Inc.	2,100	10,710
	Colonial Properties Trust	8,200	31,242
	Corporate Office Properties Trust	7,200	178,776
	Cousins Properties, Inc.	7,600	48,944
	DCT Industrial Trust, Inc.	28,750	91,138
	DiamondRock Hospitality Co.	15,840	63,518
	DuPont Fabros Technology, Inc.	2,100	14,448
	Eastgroup Properties, Inc.	4,200	117,894
	Education Realty Trust, Inc.	4,700	16,403
	Entertainment Properties Trust	5,300	83,528
	Equity Lifestyle Properties, Inc.	3,400	129,540
	Equity One, Inc.	5,400	65,826
	Extra Space Storage, Inc.	13,800	76,038
	FelCor Lodging Trust, Inc.	11,100	15,096
	First Industrial Realty Trust, Inc.	7,500	18,375
	First Potomac Realty Trust	4,100	30,135
	Franklin Street Properties Corp.	9,500	116,850
	Friedman Billings Ramsey Group, Inc. Class A (a)	24,500	4,900
	Getty Realty Corp.	2,800	51,380
	Glimcher Realty Trust	6,400	8,960
	Gramercy Capital Corp.	7,061	6,849
	Hatteras Financial Corp.	2,400	59,976
	Healthcare Realty Trust, Inc.	9,500	142,405
	Hersha Hospitality Trust	7,000	13,300
	Highwoods Properties, Inc.	10,800	231,336
	Home Properties, Inc.	5,300	162,445
	Inland Real Estate Corp.	9,500	67,355
	Investors Real Estate Trust	9,700	95,642
	JER Investors Trust, Inc.	726	472
	Kite Realty Group Trust	3,400	8,330
	LTC Properties, Inc.	3,900	68,406
	LaSalle Hotel Properties	6,800	39,712
	Lexington Corporate Properties Trust	12,430	29,583
	MFA Financial, Inc.	36,300	213,444
	Maguire Properties, Inc. (a)	6,500	4,680
	Medical Properties Trust, Inc.	12,300	44,895
	Mid-America Apartment Communities, Inc.	4,500	138,735
	Mission West Properties, Inc.	2,700	17,280
	Monmouth Real Estate Investment Corp. Class A	4,100	27,101
	National Health Investors, Inc.	3,800	102,106
	National Retail Properties, Inc.	12,700	201,168

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Newcastle Investment Corp.	9,400	$6,110
	NorthStar Realty Finance Corp.	10,446	24,235
	Omega Healthcare Investors, Inc.	13,300	187,264
	One Liberty Properties, Inc.	1,700	5,984
	PS Business Parks, Inc.	2,500	92,125
	Parkway Properties, Inc.	2,600	26,780
	Pennsylvania Real Estate Investment Trust	6,200	22,010
	Post Properties, Inc.	7,400	75,036
	Potlatch Corp.	6,639	153,958
	RAIT Investment Trust	10,840	13,225
	Ramco-Gershenson Properties Trust	3,000	19,350
	Realty Income Corp.	17,100	321,822
	Redwood Trust, Inc.	9,700	148,895
	Resource Capital Corp.	3,400	10,336
	Saul Centers, Inc.	1,700	39,049
	Senior Housing Properties Trust	19,400	271,988
	Sovran Self Storage, Inc.	3,600	72,288
	Strategic Hotel Capital, Inc.	12,100	8,349
	Sun Communities, Inc.	3,100	36,673
	Sunstone Hotel Investors, Inc.	9,675	25,445
	Tanger Factory Outlet Centers, Inc.	5,100	157,386
	U-Store-It Trust	8,800	17,776
	Universal Health Realty Income Trust	1,900	55,537
	Urstadt Biddle Properties, Inc. Class A	3,400	45,628
	Washington Real Estate Investment Trust (b)	8,700	150,510
	Winthrop Realty Trust	1,500	10,365

			5,585,352

Recreational Vehicles & Boats - 0.2%	Drew Industries, Inc. (a)	3,500	30,380
	Marine Products Corp.	1,600	6,784
	Polaris Industries, Inc.	5,400	115,776
	Winnebago Industries, Inc.	4,800	25,488

			178,428

Rental & Leasing Services: Commercial - 0.2%	Aircastle Ltd.	8,300	38,595
	CAI International, Inc. (a)	1,100	3,113
	Electro Rent Corp.	3,500	33,740
	H&E Equipment Services, Inc. (a)	2,600	17,030
	McGrath RentCorp	3,900	61,464
	Mobile Mini, Inc. (a)	6,100	70,272
	RSC Holdings, Inc. (a)	7,800	41,028
	TAL International Group, Inc.	2,500	18,300

			283,542

Rental & Leasing Services: Consumer - 0.2%	Amerco, Inc. (a)	1,600	53,648
	Dollar Thrifty Automotive Group, Inc. (a)	300	348
	Rent-A-Center, Inc. (a)(b)	11,300	218,881

			272,877

Restaurants - 1.6%	AFC Enterprises, Inc. (a)	3,600	16,236
	BJ’s Restaurants, Inc. (a)	2,600	36,166

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Bob Evans Farms, Inc.	5,300	$118,826
	Buffalo Wild Wings, Inc. (a)	2,900	106,082
	CEC Entertainment, Inc. (a)	3,500	90,580
	CKE Restaurants, Inc.	8,800	73,920
	California Pizza Kitchen, Inc. (a)	3,150	41,202
	The Cheesecake Factory, Inc. (a)	9,500	108,775
	Cracker Barrel Old Country Store, Inc.	3,558	101,901
	Denny’s Corp. (a)	16,800	27,888
	DineEquity, Inc.	2,900	34,394
	Domino’s Pizza, Inc. (a)	6,600	43,230
	Einstein Noah Restaurant Group, Inc. (a)	1,200	6,996
	Jack in the Box, Inc. (a)	9,900	230,571
	Krispy Kreme Doughnuts, Inc. (a)	10,500	16,800
	Landry’s Restaurants, Inc.	2,300	12,006
	Luby’s, Inc. (a)	3,300	16,203
	O’Charleys, Inc.	3,700	11,137
	P.F. Chang’s China Bistro, Inc. (a)	3,800	86,944
	Papa John’s International, Inc. (a)	3,800	86,906
	Red Robin Gourmet Burgers, Inc. (a)	2,300	40,549
	Ruby Tuesday, Inc. (a)	8,800	25,696
	Ruth’s Hospitality Group, Inc. (a)	3,400	4,114
	Sonic Corp. (a)	10,170	101,903
	The Steak n Shake Co. (a)	4,600	34,822
	Texas Roadhouse, Inc. Class A (a)	8,600	81,958
	Wendy’s	66,526	334,626

			1,890,431

Retail - 3.7%	1-800-FLOWERS.COM, Inc. Class A (a)	4,400	9,108
	99 Cents Only Stores (a)	7,500	69,300
	Aaron’s, Inc.	7,500	199,950
	America’s Car Mart, Inc. (a)	1,400	19,026
	Asbury Automotive Group, Inc.	5,700	24,567
	Aéropostale, Inc. (a)	11,000	292,160
	bebe Stores, Inc.	6,300	42,021
	Bidz.com, Inc. (a)	1,600	6,288
	Big 5 Sporting Goods Corp.	4,000	23,480
	Blockbuster, Inc. Class A (a)	31,200	22,464
	Blue Nile, Inc. (a)	2,300	69,345
	Borders Group, Inc. (a)	10,200	6,426
	Brown Shoe Co., Inc.	7,125	26,719
	The Buckle, Inc.	3,700	118,141
	Build-A-Bear Workshop, Inc. (a)	2,500	15,175
	Cabela’s, Inc. Class A (a)	6,100	55,571
	Cache, Inc. (a)	1,900	5,472
	Casual Male Retail Group, Inc. (a)	6,300	3,087
	The Cato Corp. Class A	4,800	87,744
	Central Garden & Pet Co. Class A (a)	10,869	81,735
	Charlotte Russe Holding, Inc. (a)	3,300	26,895
	Charming Shoppes, Inc. (a)	19,100	26,740

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Chico’s FAS, Inc. (a)	30,100	$161,637
	The Children’s Place Retail Stores, Inc. (a)	3,800	83,182
	Christopher & Banks Corp.	6,000	24,540
	Citi Trends, Inc. (a)	2,500	57,225
	Coldwater Creek, Inc. (a)	10,200	25,602
	Collective Brands, Inc. (a)	10,400	101,296
	Conn’s, Inc. (a)	1,600	22,464
	DSW, Inc. Class A (a)	2,000	18,580
	Dillard’s, Inc. Class A	9,900	56,430
	Dress Barn, Inc. (a)	7,600	93,404
	drugstore.com, Inc. (a)	13,200	15,444
	Ezcorp, Inc. (a)	7,200	83,304
	The Finish Line, Inc. Class A	7,655	50,676
	Fred’s, Inc.	6,700	75,576
	Gaiam, Inc. (a)	3,000	9,840
	Genesco, Inc. (a)	3,000	56,490
	Group 1 Automotive, Inc.	3,600	50,292
	Gymboree Corp. (a)	4,600	98,210
	Haverty Furniture Cos., Inc.	2,500	26,325
	hhgregg, Inc. (a)	1,800	25,470
	Hibbett Sports, Inc. (a)	4,450	85,529
	Hot Topic, Inc. (a)	6,900	77,211
	Insight Enterprises, Inc. (a)	8,100	24,786
	Jo-Ann Stores, Inc. (a)	4,200	68,628
	Jos. A. Bank Clothiers, Inc. (a)	2,825	78,563
	Lawson Products, Inc.	879	10,697
	Lumber Liquidators, Inc. (a)	1,800	22,950
	MarineMax, Inc. (a)	2,700	5,292
	Men’s Wearhouse, Inc.	8,900	134,746
	Monro Muffler, Inc.	2,800	76,524
	NetFlix, Inc. (a)	6,800	291,856
	New York & Co. (a)	3,500	12,425
	Nu Skin Enterprises, Inc. Class A	8,500	89,165
	Overstock.com, Inc. (a)	2,700	24,705
	PC Connection, Inc. (a)	1,000	3,800
	PC Mall, Inc. (a)	2,100	9,534
	Pacific Sunwear of California, Inc. (a)	10,100	16,766
	The Pep Boys - Manny, Moe & Jack	7,100	31,311
	PetMed Express, Inc. (a)	4,000	65,920
	Pier 1 Imports, Inc. (a)	15,000	8,400
	PriceSmart, Inc.	2,200	39,622
	Retail Ventures, Inc. (a)	3,500	5,320
	Rex Stores Corp. (a)	1,800	19,296
	Rush Enterprises, Inc. Class A (a)	5,700	50,844
	Sally Beauty Co., Inc. (a)	15,100	85,768
	School Specialty, Inc. (a)	3,400	59,806
	Shoe Carnival, Inc. (a)	1,400	14,490

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Shutterfly, Inc. (a)	3,600	$33,732
	Sonic Automotive, Inc.	4,400	7,040
	Stage Stores, Inc.	6,450	65,016
	Stamps.com, Inc. (a)	1,900	18,430
	Stein Mart, Inc. (a)	4,300	12,427
	Syms Corp. (a)	1,000	6,120
	Systemax, Inc.	1,500	19,380
	The Talbots, Inc.	3,700	12,987
	Titan Machinery, Inc. (a)	1,000	8,990
	Tractor Supply Co. (a)	5,400	194,724
	Tuesday Morning Corp. (a)	5,100	6,477
	Tween Brands, Inc. (a)	3,700	7,918
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,200	21,184
	The Wet Seal, Inc. Class A (a)	16,200	54,432
	Zale Corp. (a)	5,600	10,920
	Zumiez, Inc. (a)	3,300	32,010

			4,293,142

Savings & Loan - 1.2%	Abington Bancorp, Inc.	4,600	38,088
	Anchor Bancorp Wisconsin, Inc.	3,400	4,590
	Bank Mutual Corp.	8,500	77,010
	BankFinancial Corp.	3,700	36,889
	Beneficial Mutual Bancorp, Inc. (a)	5,100	50,235
	Berkshire Hills Bancorp, Inc.	1,800	41,256
	Brookline Bancorp, Inc.	10,200	96,900
	Brooklyn Federal Bancorp, Inc.	900	9,927
	Clifton Savings Bancorp, Inc.	1,300	13,000
	Dime Community Bancshares, Inc.	4,300	40,334
	Doral Financial Corp. (a)	800	1,440
	ESSA Bancorp, Inc.	3,000	39,930
	First Financial Holdings, Inc.	2,200	16,830
	First Financial Northwest, Inc.	3,900	32,526
	First Niagara Financial Group, Inc.	19,300	210,370
	First Place Financial Corp.	2,300	7,728
	Flagstar Bancorp, Inc. (a)	7,400	5,550
	Flushing Financial Corp.	3,400	20,468
	Fox Chase Bancorp, Inc. (a)	900	8,505
	Guaranty Financial Group, Inc. (a)	12,500	13,125
	Home Federal Bancorp, Inc.	900	7,857
	Kearny Financial Corp.	3,000	31,440
	NewAlliance Bancshares, Inc.	18,300	214,842
	Northfield Bancorp, Inc.	2,800	30,604
	Northwest Bancorp, Inc.	2,900	49,010
	OceanFirst Financial Corp.	1,800	18,396
	Ocwen Financial Corp. (a)	6,100	69,723
	Oritani Financial Corp. (a)	1,800	25,200
	Provident New York Bancorp	6,900	58,995
	United Community Financial Corp.	4,523	5,473

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	United Financial Bancorp, Inc.	3,100	$40,579
	ViewPoint Financial Group	1,800	21,654
	W Hldg Co., Inc.	372	3,381
	WSFS Financial Corp.	1,000	22,360
	Waterstone Financial, Inc. (a)	1,000	2,040
	Westfield Financial, Inc.	5,800	51,040

			1,417,295

Securities Brokerage & Services - 0.7%	BGC Partners, Inc.	4,700	10,387
	GFI Group, Inc.	11,000	35,310
	Gladstone Investment Corp.	4,300	16,426
	Interactive Brokers Group, Inc. Class A (a)	6,800	109,684
	International Assets Holding Corp., Inc. (a)	600	6,114
	KBW, Inc. (a)	4,400	89,540
	Knight Capital Group, Inc. Class A (a)	15,400	226,996
	LaBranche & Co., Inc. (a)	8,600	32,164
	Ladenburg Thalmann Financial Services, Inc. (a)	14,800	7,844
	MarketAxess Holdings, Inc. (a)	5,100	38,964
	optionsXpress Holdings, Inc.	7,300	83,001
	Penson Worldwide, Inc. (a)	3,100	19,933
	SWS Group, Inc.	4,300	66,779
	TradeStation Group, Inc. (a)	5,800	38,280

			781,422

Services: Commercial - 3.0%	ABM Industries, Inc.	7,400	121,360
	AMN Healthcare Services, Inc. (a)	5,700	29,070
	Administaff, Inc.	3,800	80,294
	The Advisory Board Co. (a)	2,800	46,424
	CBIZ, Inc. (a)	7,600	52,972
	CDI Corp.	2,300	22,356
	COMSYS IT Partners, Inc. (a)	2,500	5,525
	CRA International, Inc. (a)	2,000	37,760
	Compass Diversified Holdings	4,400	39,248
	Cornell Cos., Inc. (a)	1,700	27,829
	CoStar Group, Inc. (a)	3,300	99,825
	Cross Country Healthcare, Inc. (a)	5,500	36,025
	Dice Holdings, Inc. (a)	2,100	5,838
	DynCorp. International, Inc. (a)	4,100	54,653
	ExlService Holdings, Inc. (a)	2,500	21,550
	Exponent, Inc. (a)	2,400	60,792
	First Advantage Corp. Class A (a)	2,000	27,560
	Forrester Research, Inc. (a)	2,400	49,344
	G&K Services, Inc. Class A	3,300	62,403
	The Geo Group, Inc. (a)	8,700	115,275
	Gevity HR, Inc.	4,600	18,170
	Global Sources Ltd. (a)	2,477	9,636
	Global Traffic Network, Inc. (a)	2,300	6,969
	Healthcare Services Group, Inc.	7,200	107,784

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Heidrick & Struggles International, Inc.	3,000	$53,220
	Hudson Highland Group, Inc. (a)	4,100	4,551
	Huron Consulting Group, Inc. (a)	3,400	144,262
	ICF International, Inc. (a)	1,200	27,564
	ICT Group, Inc. (a)	1,300	7,241
	inVentiv Health, Inc. (a)	5,700	46,512
	Kelly Services, Inc. Class A	4,600	37,030
	Kforce, Inc. (a)	5,100	35,853
	Korn/Ferry International (a)	7,400	67,044
	Liquidity Services, Inc. (a)	2,500	17,475
	MAXIMUS, Inc.	2,800	111,608
	MPS Group, Inc. (a)	15,900	94,605
	Midas, Inc. (a)	2,700	21,384
	Navigant Consulting, Inc. (a)	8,300	108,481
	On Assignment, Inc. (a)	5,300	14,363
	PHH Corp. (a)	8,600	120,830
	PRG-Schultz International, Inc. (a)	2,900	8,236
	Regis Corp.	7,300	105,485
	Resources Connection, Inc. (a)	7,800	117,624
	Rollins, Inc.	7,200	123,480
	SYKES Enterprises, Inc. (a)	5,500	91,465
	Spherion Corp. (a)	10,000	20,800
	Standard Parking Corp. (a)	1,400	22,960
	TeleTech Holdings, Inc. (a)	6,400	69,696
	Tetra Tech, Inc. (a)	9,900	201,762
	TrueBlue, Inc. (a)	7,500	61,875
	Unifirst Corp.	2,200	61,248
	Viad Corp.	3,400	48,008
	Volt Information Sciences, Inc. (a)	1,550	10,308
	Watson Wyatt Worldwide, Inc.	7,000	345,590
	World Fuel Services Corp.	4,700	148,661

			3,487,883

Shipping - 0.5%	American Commercial Lines, Inc. (a)	6,200	19,654
	DHT Maritime, Inc.	5,900	22,656
	Eagle Bulk Shipping, Inc.	7,300	31,025
	Genco Shipping & Trading Ltd.	3,900	48,126
	General Maritime Corp.	7,830	54,810
	Golar LNG Ltd.	6,000	20,580
	Gulfmark Offshore, Inc. (a)	3,600	85,896
	Horizon Lines, Inc. Class A	5,100	15,453
	International Shipholding Corp.	1,100	21,637
	Knightsbridge Tankers Ltd.	2,600	37,830
	Nordic American Tanker Shipping Ltd.	6,400	187,520
	Ship Finance International Ltd.	7,100	46,576
	TBS International Ltd. (a)	1,800	13,230
	Teekay Tankers Ltd. Class A	2,000	19,020

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Ultrapetrol Bahamas Ltd. (a)	4,100	$11,070

			635,083

Shoes - 0.5%	Crocs, Inc. (a)	14,400	17,136
	Deckers Outdoor Corp. (a)	2,100	111,384
	Iconix Brand Group, Inc. (a)	10,000	88,500
	K-Swiss, Inc. Class A	4,200	35,868
	Kenneth Cole Productions, Inc. Class A	1,000	6,390
	Skechers U.S.A., Inc. Class A (a)	5,400	36,018
	Steven Madden Ltd. (a)	3,100	58,218
	Timberland Co. Class A (a)	7,900	94,326
	Weyco Group, Inc.	1,100	28,512
	Wolverine World Wide, Inc. (b)	8,400	130,872

			607,224

Soaps & Household Chemicals - 0.3%	Chattem, Inc. (a)	2,800	156,940
	Helen of Troy Ltd. (a)	5,100	70,125
	WD-40 Co.	2,900	70,006

			297,071

Steel - 0.0%	China Precision Steel, Inc. (a)	4,700	5,499
	General Steel Holdings, Inc. (a)	1,300	3,419
	Olympic Steel, Inc.	1,200	18,204
	Sutor Technology Group Ltd. (a)	1,700	2,363
	Universal Stainless & Alloy Products, Inc. (a)	1,100	10,637

			40,122

Sugar - 0.0%	Imperial Sugar Co. New Shares	1,900	13,661

Synthetic Fibers - 0.0%	Zoltek Cos., Inc. (a)	4,800	32,688

Telecommunications Equipment - 0.3%	Applied Signal Technology, Inc.	1,900	38,437
	Arris Group, Inc. (a)	20,946	154,372
	Cogo Group, Inc. (a)	4,500	30,060
	Mastec, Inc. (a)	6,900	83,421
	OpNext, Inc. (a)	2,600	4,446
	Powerwave Technologies, Inc. (a)	22,200	13,187
	Symmetricom, Inc. (a)	8,000	28,000
	UTStarcom, Inc. (a)	19,300	15,054

			366,977

Textile Products - 0.0%	Interface, Inc. Class A	9,000	26,910
	Unifi, Inc. (a)	8,400	5,376
	Xerium Technologies, Inc. (a)	2,700	1,809

			34,095

Textiles Apparel Manufacturers - 0.7%	American Apparel, Inc. (a)	6,200	18,104
	Carter’s, Inc. (a)	9,200	173,052
	Cherokee, Inc.	1,400	21,840
	Columbia Sportswear Co.	2,200	65,824
	FGX International Holdings Ltd. (a)	2,000	23,240
	G-III Apparel Group, Ltd. (a)	1,900	10,488
	J. Crew Group, Inc. (a)	6,870	90,547
	lululemon athletica, inc. (a)	3,200	27,712
	Maidenform Brands, Inc. (a)	3,400	31,144

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Oxford Industries, Inc.	1,800	$11,106
	Perry Ellis International, Inc. (a)	1,850	6,401
	Quiksilver, Inc. (a)	21,600	27,648
	True Religion Apparel, Inc. (a)	3,000	35,430
	Under Armour, Inc. Class A (a)	5,500	90,365
	Volcom, Inc. (a)	3,200	31,040
	The Warnaco Group, Inc. (a)	7,400	177,600

			841,541

Tires & Rubber - 0.1%	Cooper Tire & Rubber Co.	9,900	39,996
	Titan International, Inc.	5,750	28,923

			68,919

Tobacco - 0.3%	Alliance One International, Inc. (a)(b)	15,800	60,672
	Star Scientific, Inc. (a)	12,200	52,216
	Universal Corp.	4,100	122,672
	Vector Group Ltd.	5,794	75,264

			310,824

Toys - 0.1%	Jakks Pacific, Inc. (a)	4,600	56,810
	Leapfrog Enterprises, Inc. (a)	4,900	6,762
	RC2 Corp. (a)	3,100	16,337

			79,909

Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	1,400	18,312
	HUB Group, Inc. Class A (a)	6,200	105,400
	Odyssey Marine Exploration, Inc. (a)	7,900	26,702
	Pacer International, Inc.	5,900	20,650
	Textainer Group Holdings Ltd.	1,500	10,125

			181,189

Truckers - 0.7%	Arkansas Best Corp.	3,600	68,472
	Celadon Group, Inc. (a)	4,000	22,200
	Forward Air Corp.	5,000	81,150
	Heartland Express, Inc.	9,700	143,657
	Knight Transportation, Inc.	9,450	143,262
	Marten Transport Ltd. (a)	2,500	46,700
	Old Dominion Freight Line, Inc. (a)	4,450	104,531
	Patriot Transportation Holding, Inc. (a)	200	12,464
	Saia, Inc. (a)	2,300	27,485
	Universal Truckload Services, Inc.	1,000	14,340
	Werner Enterprises, Inc.	6,900	104,328
	YRC Worldwide, Inc. (a)	9,840	44,182

			812,771

Utilities: Electrical - 2.3%	Allete, Inc.	4,400	117,436
	Avista Corp.	9,200	126,776
	Black Hills Corp.	6,400	114,496
	CH Energy Group, Inc.	2,700	126,630
	Central Vermont Public Service Corp.	1,700	29,410
	Cleco Corp.	10,200	221,238
	El Paso Electric Co. (a)	7,700	108,493
	The Empire District Electric Co.	5,700	82,308

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	IDACORP, Inc.	7,300	$170,528
	ITC Holdings Corp.	8,300	362,046
	MGE Energy, Inc.	3,700	116,069
	NorthWestern Corp.	5,700	122,436
	Otter Tail Corp.	5,700	125,685
	PNM Resources, Inc.	13,900	114,814
	Pike Electric Corp. (a)	2,800	25,900
	Portland General Electric Co.	10,700	188,213
	UIL Holdings Corp.	4,333	96,713
	Unisource Energy Corp.	5,800	163,502
	Westar Energy, Inc.	17,100	299,763

			2,712,456

Utilities: Gas Distributors - 1.5%	Chesapeake Utilities Corp.	1,300	39,624
	The Laclede Group, Inc.	3,600	140,328
	New Jersey Resources Corp.	6,800	231,064
	Nicor, Inc.	7,400	245,902
	Northwest Natural Gas Co.	4,500	195,390
	Piedmont Natural Gas Co.	12,000	310,680
	South Jersey Industries, Inc.	5,000	175,000
	Southwest Gas Corp.	7,200	151,704
	WGL Holdings, Inc.	8,000	262,400

			1,752,092

Utilities: Gas Pipelines - 0.0%	Crosstex Energy, Inc.	6,700	10,988

Utilities: Miscellaneous - 0.1%	Ormat Technologies, Inc.	3,000	82,380
	Synthesis Energy Systems, Inc. (a)	3,600	2,376

			84,756

Utilities: Telecommunications - 1.3%	Alaska Communications Systems Group, Inc.	7,400	49,580
	Atlantic Tele-Network, Inc.	1,400	26,852
	Cbeyond Communications, Inc. (a)	4,200	79,086
	Centennial Communications Corp. (a)	11,100	91,686
	Cincinnati Bell, Inc. (a)	38,900	89,470
	Cogent Communications Group, Inc. (a)(b)	7,900	56,880
	Consolidated Communications Holdings, Inc.	3,419	35,079
	FairPoint Communications, Inc.	15,450	12,051
	FiberTower Corp. (a)	20,310	4,062
	General Communication, Inc. Class A (a)	8,000	53,440
	Global Crossing Ltd. (a)	4,500	31,500
	Globalstar, Inc. (a)	8,200	2,870
	ICO Global Communications Holdings Ltd. (a)	17,500	6,125
	IDT Corp. Class B (a)	2,699	3,131
	iPCS, Inc. (a)	2,900	28,159
	Ibasis, Inc. (a)	4,100	2,747
	Iowa Telecommunications Services, Inc.	5,400	61,884
	j2 Global Communications, Inc. (a)	7,500	164,175
	NTELOS Holdings Corp.	5,000	90,700
	Neutral Tandem, Inc. (a)	2,700	66,447
	ORBCOMM, Inc. (a)	4,300	6,321

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	PAETEC Holding Corp. (a)	20,570	$29,621
	Premiere Global Services, Inc. (a)	10,400	91,728
	RCN Corp. (a)	6,200	22,940
	Shenandoah Telecom Co.	3,800	86,640
	TW Telecom, Inc. (a)	24,830	217,263
	USA Mobility, Inc.	4,200	38,682
	Virgin Mobile USA, Inc. (a)	3,600	4,644
	Vonage Holdings Corp. (a)	8,300	3,320

			1,457,083

Utilities: Water - 0.4%	American States Water Co. (b)	3,000	108,960
	California Water Service Group	3,300	138,138
	Connecticut Water Service, Inc.	1,700	34,476
	Consolidated Water Co., Inc.	2,100	22,785
	Middlesex Water Co.	2,500	36,000
	SJW Corp.	2,300	58,489
	Southwest Water Co.	3,965	17,050

			415,898

Wholesalers - 0.2%	Brightpoint, Inc. (a)	8,430	36,080
	Chindex International, Inc. (a)	2,400	11,928
	Houston Wire & Cable Co.	3,200	24,800
	MWI Veterinary Supply, Inc. (a)	1,600	45,568
	United Stationers, Inc. (a)	3,800	106,704

			225,080

	Total Common Stocks (Cost - $192,293,304) - 90.2%		104,658,933

	Investment Companies

	BlackRock Kelso Capital Corp. (c)	1,800	7,542
	Gladstone Capital Corp.	3,000	18,780
	Hercules Technology Growth Capital, Inc.	5,913	29,565
	Kayne Anderson Energy Development Co.	1,400	13,076
	Patriot Capital Funding, Inc.	3,500	6,405
	Pennantpark Investment Corp.	3,600	13,500
	Prospect Capital Corp.	4,900	41,748

	Total Investment Companies (Cost - $378,230) - 0.1%		130,616

	Warrants (d)

Energy Miscellaneous - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11)	60	0

	Total Warrants (Cost - $0) - 0.0%		0

	Rights

Insurance: Property- Casualty - 0.0%	United America Indemnity (e)	3,064	1,436

	Total Rights (Cost - $15,551) - 0.0%		1,436

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Maturity Date	Yield	Face Amount	Value

Time Deposits - 11.7%	State Street Bank & Trust Co.	4/01/09	0.01%	$13,547,771	$13,547,771

	Total Short-Term Securities (Cost - $13,547,771) - 11.7%				13,547,771

	Total Investments Before Options Written (Cost - $206,234,856*) - 102.0%				118,338,756

	Options Written	Number of Contracts

Call Options Written	Russell 2000 Index, expiring April 2009 at USD 420	1,300	(2,379,000)

	Total Options Written (Premiums Received - $1,844,102) - (2.0%)		(2,379,000)

	Total Investments, Net of Options Written (Net Cost - $204,390,754) - 100.0%		115,959,756
	Other Assets Less Liabilities		38,420

	Net Assets - 100.0%		$115,998,176

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$206,234,856

Gross unrealized appreciation	$5,619,623
Gross unrealized depreciation	(93,515,723)

Net unrealized depreciation	$(87,896,100)

(a)	Non-income producing security.

(b)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Dividend Income

Anthracite Capital, Inc.	—	—	—	—
BlackRock Kelso Capital Corp.	—	—	—	$731

(d)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	The rights may be exercised until April 6, 2009.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation

45	E-MINI	June
	Russell 2000	2009	$1,815,307	$80,543

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$104,789,503	$80,543	$(2,379,000)
Level 2	13,549,253	—	—
Level 3	—	—	—

Total	$118,338,756	$80,543	$(2,379,000)

*    Other financial instruments are futures and options.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: May 20, 2009